UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2010

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	5.10%	6.88%	8.06%
Class T (incl. 4.00% sales charge)	5.19%	6.88%	8.02%
Class B (incl. contingent deferred sales charge) A	3.77%	6.66%	7.94%
Class C (incl. contingent deferred sales charge) B	7.77%	6.92%	7.64%

A Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2% and 0%, respectively.

B Class C shares' contingent deferred sales charge included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Income Fund - Class A on December 31, 2000, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Fixed-income markets achieved solid gains for the year ending December 31, 2010, despite bouts of volatility in the world's still-fragile credit markets due to concern about European debt woes. With ultra-low interest rates bolstering nearly all fixed-income securities for most of the year, asset classes with higher yields and more credit risk generally fared better than high-quality bonds backed by the federal government. Accordingly, The BofA Merrill LynchSM US High Yield Constrained Index gained 15.07%, while the Barclays Capital® U.S. Government Bond Index rose 5.52%. Foreign bonds showed mixed results during the period, with a sizable disparity between the gains of major developed markets and emerging-markets fixed-income securities. Concerns about sovereign debt hampered not only European equities, but also fixed-income securities in that region, and the Citigroup® Non-U.S. Group of 7 Index - which measures the performance of sovereign debt of the major global economies outside the U.S. - returned only 3.97% for the year. Conversely, the rising overall credit quality of emerging-markets debt issuers provided support for this asset class, helping the JPMorgan Emerging Markets Bond Index Global (EMBI Global) advance 12.04%. Returns across the nearly 40 individual country components of the EMBI Global index were predominantly positive for the period.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Managers of Fidelity Advisor® Strategic Income Fund: During the year, the fund's Class A, Class T, Class B and Class C shares rose 9.48%, 9.57%, 8.77% and 8.77%, respectively (excluding sales charges), falling short of the 10.10% return of the Fidelity Strategic Income Composite Index. Asset allocation and security selection each provided a meaningful contribution to overall results. From a subportfolio standpoint, the high-yield debt sleeve produced the largest absolute return, but fell just short of its index, nicking overall results. Adverse security selection in publishing/printing and holding some uninvested cash played a big role in the sleeve's marginal underperformance. Elsewhere, the U.S. government bond sub posted a mid-single-digit return, benefiting mostly from superior security selection among Treasuries. The fund's emerging-markets debt category produced a double-digit gain and was the biggest contributor to relative performance. A significant overweighting in Argentina proved rewarding here, as did larger-than-benchmark positions in Ukraine and Venezuela. The developed-markets debt sleeve delivered the smallest absolute result, but still outpaced its benchmark due to successful yield-curve positioning and credit exposure. Unfortunately, currency fluctuations slightly dampened returns in this category. Lastly, excess return from the floating-rate central fund further aided performance.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Managers of Fidelity Advisor® Strategic Income Fund: During the year, the fund's Institutional Class shares rose 9.80%, roughly in line with the 10.10% return of the Fidelity Strategic Income Composite Index. Asset allocation and security selection each provided a meaningful contribution to overall results. From a subportfolio standpoint, the high-yield debt sleeve produced the largest absolute return, but fell just short of its index, nicking overall results. Adverse security selection in publishing/printing and holding some uninvested cash played a big role in the sleeve's marginal underperformance. Elsewhere, the U.S. government bond sub posted a mid-single-digit return, benefiting mostly from superior security selection among Treasuries. The fund's emerging-markets debt category produced a double-digit gain and was the biggest contributor to relative performance. A significant overweighting in Argentina proved rewarding here, as did larger-than-benchmark positions in Ukraine and Venezuela. The developed-markets debt sleeve delivered the smallest absolute result, but still outpaced its benchmark due to successful yield-curve positioning and credit exposure. Unfortunately, currency fluctuations slightly dampened returns in this category. Lastly, excess return from the floating-rate central fund further aided performance.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Class A	.98%
Actual		$ 1,000.00	$ 1,065.60	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99
Class T	.98%
Actual		$ 1,000.00	$ 1,066.40	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99
Class B	1.68%
Actual		$ 1,000.00	$ 1,062.50	$ 8.73
HypotheticalA		$ 1,000.00	$ 1,016.74	$ 8.54
Class C	1.72%
Actual		$ 1,000.00	$ 1,062.60	$ 8.94
HypotheticalA		$ 1,000.00	$ 1,016.53	$ 8.74
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,067.80	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of December 31, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.0	17.8
German Federal Republic	3.6	2.0
Japan Government	2.4	2.4
Canadian Government	2.3	2.2
UK Treasury GILT	2.1	1.9
	27.4
Top Five Market Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	8.9	8.3
Telecommunication Services	8.0	7.7
Financials	7.6	7.2
Energy	6.0	5.5
Industrials	4.7	4.0
Quality Diversification (% of fund's net assets)
As of December 31, 2010	As of June 30, 2010
U.S. Government and U.S. Government Agency Obligations † 26.0%	U.S. Government and U.S. Government Agency Obligations † 27.6%
AAA,AA,A 13.9%	AAA,AA,A 12.6%
BBB 4.0%	BBB 3.8%
BB 15.2%	BB 13.1%
B 25.2%	B 22.4%
CCC,CC,C 7.9%	CCC,CC,C 9.1%
Not Rated 2.6%	Not Rated 4.8%
Equities 1.5%	Equities 1.2%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets 5.4%

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of December 31, 2010 *		As of June 30, 2010 **
	Preferred Securities 0.2%		Preferred Securities 0.6%
	Corporate Bonds 38.1%		Corporate Bonds 34.5%
	U.S. Government and U.S. Government Agency Obligations † 26.0%		U.S. Government and U.S. Government Agency Obligations† 27.6%
	Foreign Government & Government Agency Obligations 22.7%		Foreign Government & Government Agency Obligations 22.0%
	Floating Rate Loans 7.6%		Floating Rate Loans 8.3%
	Stocks 1.5%		Stocks 1.2%
	Other Investments 0.2%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets 3.7%		Short-Term Investments and Net Other Assets 5.4%
* Foreign investments	34.1%	** Foreign investments	33.4%
* Swaps	(0.3%)	** Swaps	(0.1%)

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 37.9%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 1.6%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15 (f)		$ 11,836	$ 22,810
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (f)		4,610	5,019
TOTAL CONSUMER DISCRETIONARY			27,829
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
Cal Dive International, Inc. 3.25% 12/15/25		2,640	2,543
Oil, Gas & Consumable Fuels - 0.7%
Alpha Natural Resources, Inc. 2.375% 4/15/15		16,660	22,146
Chesapeake Energy Corp. 2.5% 5/15/37		16,670	14,871
Massey Energy Co. 3.25% 8/1/15		30,040	29,379
			66,396
TOTAL ENERGY			68,939
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)		14,400	15,191
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		29,220	28,672
TOTAL CONVERTIBLE BONDS			140,631
Nonconvertible Bonds - 36.3%
CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.5%
Affinia Group, Inc.:
9% 11/30/14		2,950	2,994
9% 11/30/14 (f)		2,190	2,234
10.75% 8/15/16 (f)		1,813	2,012
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (f)		1,775	1,870
Lear Corp.:
7.875% 3/15/18		1,380	1,470
8.125% 3/15/20		1,530	1,660
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		$ 2,610	$ 2,969
Stoneridge, Inc. 9.5% 10/15/17 (f)		2,330	2,505
Tenneco, Inc.:
6.875% 12/15/20 (f)		6,205	6,267
7.75% 8/15/18 (f)		1,545	1,634
8.125% 11/15/15		1,185	1,256
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		4,795	5,466
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		5,143	5,483
TRW Automotive, Inc.:
7% 3/15/14 (f)		335	358
7.25% 3/15/17 (f)		240	259
8.875% 12/1/17 (f)		1,550	1,732
			40,169
Automobiles - 0.1%
General Motors Corp.:
6.75% 5/1/28 (c)		10,670	3,628
7.125% 7/15/13 (c)		1,605	542
7.2% 1/15/11 (c)		4,015	1,285
7.4% 9/1/25 (c)		500	168
7.7% 4/15/16 (c)		7,804	2,575
8.25% 7/15/23 (c)		4,845	1,684
8.375% 7/15/33 (c)		7,015	2,508
			12,390
Distributors - 0.1%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (f)		4,470	4,358
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		680	668
Hotels, Restaurants & Leisure - 1.6%
Blue Acquisition Sub, Inc. 9.875% 10/15/18 (f)		6,600	6,963
DineEquity, Inc. 9.5% 10/30/18 (f)		2,410	2,549
Dunkin Finance Corp. 9.625% 12/1/18 (f)		2,390	2,414
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		4,365	4,605
Harrah's Escrow Corp. 12.75% 4/15/18 (f)		7,620	7,811
Harrah's Operating Co., Inc. 11.25% 6/1/17		5,650	6,356
Landry's Restaurants, Inc.:
11.625% 12/1/15		1,385	1,461
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Landry's Restaurants, Inc.: - continued
11.625% 12/1/15 (f)		$ 1,000	$ 1,055
MCE Finance Ltd. 10.25% 5/15/18		7,675	8,769
MGM Mirage, Inc.:
5.875% 2/27/14		3,890	3,579
6.625% 7/15/15		8,014	7,253
6.75% 4/1/13		3,430	3,327
6.875% 4/1/16		4,440	3,974
7.5% 6/1/16		3,955	3,629
7.625% 1/15/17		5,785	5,293
9% 3/15/20 (f)		3,485	3,834
10.375% 5/15/14		1,535	1,723
11.125% 11/15/17		17,530	20,072
MGM Resorts International 10% 11/1/16 (f)		9,210	9,302
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,333	1,441
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		2,745	2,882
NCL Corp. Ltd. 9.5% 11/15/18 (f)		1,450	1,504
Roadhouse Financing, Inc. 10.75% 10/15/17 (f)		5,275	5,684
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,540	1,078
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,512
Station Casinos, Inc.:
6% 4/1/12 (c)		9,620	1
6.5% 2/1/14 (c)		11,643	29
6.625% 3/15/18 (c)		11,970	30
6.875% 3/1/16 (c)		12,803	32
7.75% 8/15/16 (c)		14,415	1
Town Sports International Holdings, Inc. 11% 2/1/14		3,328	3,295
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		3,030	3,219
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (c)		575	271
12.75% 1/15/13 (c)		1,070	1
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		996	543
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		18,025	19,197
			146,689
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.3%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		$ 3,020	$ 3,413
Jarden Corp. 6.125% 11/15/22		3,220	3,075
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16		6,165	6,350
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		6,915	7,261
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (f)		2,845	2,902
9% 4/15/19 (f)		3,260	3,342
Sealy Mattress Co. 10.875% 4/15/16 (f)		1,508	1,704
			28,047
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18 (f)		7,710	8,250
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,505	1,644
			9,894
Media - 2.3%
AMC Entertainment, Inc. 11% 2/1/16		8,060	8,584
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)		2,255	2,317
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		6,485	6,842
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		6,489	7,738
Checkout Holding Corp. 0% 11/15/15 (f)		3,310	2,031
Clear Channel Communications, Inc.:
4.9% 5/15/15		2,600	2,002
5.5% 9/15/14		2,000	1,660
5.5% 12/15/16		1,890	1,229
6.25% 3/15/11		175	175
6.875% 6/15/18		1,275	794
10.75% 8/1/16		21,845	19,442
11% 8/1/16 pay-in-kind (j)		4,736	4,120
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17		1,490	1,620
Series B, 9.25% 12/15/17		13,145	14,394
EchoStar Communications Corp. 7.125% 2/1/16		33,535	34,541
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)		12,615	13,246
Gray Television, Inc. 10.5% 6/29/15		1,985	2,000
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Interpublic Group of Companies, Inc. 10% 7/15/17		$ 2,530	$ 2,941
Liberty Media Corp. 8.5% 7/15/29		6,535	6,372
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	0
MDC Partners, Inc. 11% 11/1/16		845	932
MediMedia USA, Inc. 11.375% 11/15/14 (f)		850	731
Net Servicos de Comunicacao SA 7.5% 1/27/20		2,830	3,219
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (f)		7,365	7,604
11.5% 5/1/16		4,920	5,646
11.625% 2/1/14		2,535	2,909
Rainbow National Services LLC:
8.75% 9/1/12 (f)		3,280	3,280
10.375% 9/1/14 (f)		9,075	9,370
Sinclair Television Group, Inc. 8.375% 10/15/18 (f)		3,550	3,657
Sun Media Corp. Canada 7.625% 2/15/13		635	635
The Reader's Digest Association, Inc. 9.5% 2/15/17 (f)(j)		6,000	5,955
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		11,490	11,835
Univision Communications, Inc. 12% 7/1/14 (f)		16,875	18,478
Videotron Ltd. 6.875% 1/15/14		550	557
			206,856
Multiline Retail - 0.1%
Sears Holdings Corp. 6.625% 10/15/18 (f)		9,800	9,188
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20 (f)		1,455	1,499
Claire's Stores, Inc.:
9.25% 6/1/15		1,235	1,192
10.375% 6/1/15 pay-in-kind (j)		2,170	2,118
Michaels Stores, Inc. 7.75% 11/1/18 (f)		14,235	14,164
Sonic Automotive, Inc. 9% 3/15/18		9,150	9,585
			28,558
Textiles, Apparel & Luxury Goods - 0.2%
American Achievement Corp. 10.875% 4/15/16 (f)		2,985	3,075
Hanesbrands, Inc. 6.375% 12/15/20 (f)		7,350	6,964
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Levi Strauss & Co.:
7.625% 5/15/20		$ 9,350	$ 9,631
8.875% 4/1/16		1,650	1,731
			21,401
TOTAL CONSUMER DISCRETIONARY			508,218
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Anheuser-Busch InBev SA NV 4% 4/26/18	EUR	2,500	3,372
Carlsberg Breweries A/S 3.375% 10/13/17	EUR	2,000	2,573
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		780	803
16% 3/27/12		150	133
16% 3/27/12 (f)		5,372	4,768
			11,649
Food & Staples Retailing - 0.2%
Rite Aid Corp.:
8% 8/15/20		7,350	7,644
9.5% 6/15/17		1,085	914
9.75% 6/12/16		3,670	4,046
10.25% 10/15/19		1,835	1,904
Simmons Foods, Inc. 10.5% 11/1/17 (f)		2,845	3,009
			17,517
Food Products - 0.4%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)		3,750	3,891
Darling International, Inc. 8.5% 12/15/18 (f)		1,130	1,177
Dean Foods Co. 9.75% 12/15/18 (f)		7,250	7,304
Harbinger Group, Inc. 10.625% 11/15/15 (f)		2,645	2,638
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		370	4
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		5,200	5,999
Michael Foods Group, Inc. 9.75% 7/15/18 (f)		1,885	2,045
Pilgrims Pride Corp. 7.875% 12/15/18 (f)		6,345	6,305
Smithfield Foods, Inc. 10% 7/15/14 (f)		5,540	6,371
			35,734
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	475
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - continued
NBTY, Inc. 9% 10/1/18 (f)		$ 5,005	$ 5,305
Revlon Consumer Products Corp. 9.75% 11/15/15		3,875	4,117
			9,897
TOTAL CONSUMER STAPLES			74,797
ENERGY - 5.2%
Energy Equipment & Services - 0.2%
Complete Production Services, Inc. 8% 12/15/16		2,530	2,619
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (f)		2,210	2,243
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		3,970	4,109
Pioneer Drilling Co. 9.875% 3/15/18		3,410	3,581
Pride International, Inc. 6.875% 8/15/20		3,150	3,245
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,615	1,635
			17,432
Oil, Gas & Consumable Fuels - 5.0%
Adaro Indonesia PT 7.625% 10/22/19 (f)		4,515	4,950
Arch Coal, Inc. 7.25% 10/1/20		1,670	1,741
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18		4,090	4,995
Atlas Pipeline Partners LP 8.125% 12/15/15		9,415	9,697
ATP Oil & Gas Corp. 11.875% 5/1/15 (f)		32,370	30,671
Berry Petroleum Co.:
8.25% 11/1/16		2,930	3,047
10.25% 6/1/14		2,220	2,547
Carrizo Oil & Gas, Inc. 8.625% 10/15/18 (f)		2,340	2,410
Chaparral Energy, Inc.:
8.5% 12/1/15		4,498	4,577
9.875% 10/1/20 (f)		1,845	1,946
Chesapeake Energy Corp.:
6.5% 8/15/17		13,550	13,516
6.875% 11/15/20		12,030	12,180
7.25% 12/15/18		1,970	2,024
9.5% 2/15/15		5,630	6,348
Concho Resources, Inc. 7% 1/15/21		2,855	2,926
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		4,560	4,583
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CONSOL Energy, Inc.:
8% 4/1/17 (f)		$ 6,470	$ 6,858
8.25% 4/1/20 (f)		6,645	7,110
Continental Resources, Inc.:
7.125% 4/1/21 (f)		2,540	2,642
8.25% 10/1/19		885	982
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18		4,920	5,166
Denbury Resources, Inc.:
8.25% 2/15/20		3,877	4,226
9.75% 3/1/16		1,660	1,849
Drummond Co., Inc.:
7.375% 2/15/16		7,335	7,555
9% 10/15/14 (f)		8,730	9,276
DTEK Finance BV 9.5% 4/28/15 (f)		3,235	3,340
Energy Transfer Equity LP 7.5% 10/15/20		10,210	10,567
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17 (f)		12,735	13,244
Forest Oil Corp. 8% 12/15/11		480	502
International Coal Group, Inc. 9.125% 4/1/18		3,690	4,004
InterNorth, Inc. 9.625% 3/16/06 (c)		935	0
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		3,335	3,285
7% 5/5/20 (f)		3,100	3,209
8.375% 7/2/13 (f)		3,355	3,674
9.125% 7/2/18 (f)		3,975	4,631
11.75% 1/23/15 (f)		4,880	6,051
LINN Energy LLC:
7.75% 2/1/21 (f)		17,760	18,204
8.625% 4/15/20 (f)		14,060	15,150
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20		1,880	1,880
Naftogaz of Ukraine NJSC 9.5% 9/30/14		2,830	3,088
Nakilat, Inc. 6.267% 12/31/33 (Reg. S)		1,728	1,797
Newfield Exploration Co. 6.875% 2/1/20		12,875	13,454
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (f)		4,575	4,724
Pacific Rubiales Energy Corp. 8.75% 11/10/16		3,000	3,368
Pan American Energy LLC 7.875% 5/7/21 (f)		2,045	2,168
Peabody Energy Corp. 7.875% 11/1/26		5,640	6,246
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust 6.625% 6/15/35		$ 4,245	$ 4,266
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		3,175	3,302
8.375% 12/10/18		1,635	1,989
Petrohawk Energy Corp. 7.875% 6/1/15		22,900	23,845
Petroleos de Venezuela SA:
4.9% 10/28/14		6,550	4,061
5.25% 4/12/17		10,385	5,868
5.375% 4/12/27		41,035	19,389
5.5% 4/12/37		7,220	3,339
Petroleos de Venezuela SA 144:
8% 11/17/13 (f)		2,530	2,078
8.5% 11/2/17 (f)		9,790	6,584
Petroleos Mexicanos:
5.5% 1/21/21		3,200	3,248
6% 3/5/20		2,990	3,177
6.625% (f)		8,755	8,711
8% 5/3/19		2,695	3,234
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		3,886	3,867
Petroleum Development Corp. 12% 2/15/18		4,390	4,917
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	9,093
Plains Exploration & Production Co. 10% 3/1/16		10,150	11,267
Quicksilver Resources, Inc. 11.75% 1/1/16		5,045	5,852
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		6,445	6,493
Rosetta Resources, Inc. 9.5% 4/15/18		3,565	3,850
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,576
Southwestern Energy Co. 7.5% 2/1/18		2,460	2,764
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17		4,265	4,883
Teekay Corp. 8.5% 1/15/20		3,695	4,023
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	582
7.5% 4/1/17		7,600	8,737
7.625% 4/1/37		1,035	1,152
8.375% 6/15/32		1,155	1,359
TNK-BP Finance SA 7.5% 7/18/16		3,490	3,861
Venoco, Inc. 11.5% 10/1/17		5,185	5,535
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
W&T Offshore, Inc. 8.25% 6/15/14 (f)		$ 5,300	$ 5,247
YPF SA 10% 11/2/28		4,285	4,928
			459,485
TOTAL ENERGY			476,917
FINANCIALS - 6.7%
Capital Markets - 0.2%
Bank Nederlandse Gemeenten NV 2.5% 11/15/17	EUR	5,000	6,415
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		5,755	6,079
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	1,130	1,813
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		3,580	3,276
			17,583
Commercial Banks - 2.3%
African Export-Import Bank 8.75% 11/13/14		4,020	4,502
Akbank T. A. S. 5.125% 7/22/15 (f)		4,605	4,645
Ally Financial, Inc.:
7.5% 9/15/20 (f)		19,185	20,144
8% 3/15/20		25,720	27,649
Banco Bilbao Vizcaya Argentaria SA 3.5% 7/26/13	EUR	2,300	3,033
Banco Bradesco SA 5.9% 1/16/21 (f)		2,270	2,273
Banco de Credito del Peru 5.375% 9/16/20 (f)		2,055	2,017
Banco do Nordeste do Brasil SA 3.625% 11/9/15 (f)		1,965	1,916
BanColombia SA 6.125% 7/26/20		2,000	2,040
Barclays Bank PLC 14.9359% 3/18/13 (f)(j)		4,245	4,244
BNP Paribas Public Sector SCF 2.25% 10/22/15	EUR	5,200	6,748
CIT Group, Inc.:
7% 5/1/13		1,854	1,888
7% 5/1/14		2,780	2,801
7% 5/1/15		2,780	2,787
7% 5/1/16		13,914	13,914
7% 5/1/17		29,888	29,850
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (f)		1,940	1,947
Development Bank of Philippines 8.375% (j)		6,440	7,116
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		21,735	22,034
Export-Import Bank of India 0.6825% 6/7/12 (j)	JPY	170,000	2,049
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
HSBK (Europe) BV:
7.25% 5/3/17 (f)		$ 2,050	$ 2,071
9.25% 10/16/13 (f)		8,170	8,885
Intesa Sanpaolo SpA 3.75% 11/23/16	EUR	1,850	2,398
Itau Unibanco Holding SA 5.75% 1/22/21 (f)		2,055	2,050
Kazkommerts International BV 8.5% 4/16/13 (f)		3,380	3,270
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	5,250	6,853
RSHB Capital SA 9% 6/11/14 (f)		1,535	1,729
SNS Bank NV 3.5% 9/28/20	EUR	1,600	2,035
The State Export-Import Bank of Ukraine JSC 8.4% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		3,725	3,576
Trade & Development Bank of Mong LLC 8.5% 10/25/13		1,965	2,004
US Bank NA 4.375% 2/28/17 (j)	EUR	1,600	2,094
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,935	3,210
Wells Fargo & Co. 7.98% (j)		2,035	2,152
			205,924
Consumer Finance - 1.6%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)		1,420	1,250
Ford Motor Credit Co. LLC:
6.625% 8/15/17		9,820	10,286
7.5% 8/1/12		9,230	9,807
12% 5/15/15		12,770	15,899
General Motors Acceptance Corp.:
6.75% 12/1/14		11,870	12,374
8% 11/1/31		7,330	7,841
GMAC LLC:
6% 4/1/11		1,435	1,437
6.75% 12/1/14		4,285	4,478
8% 11/1/31		81,013	86,279
			149,651
Diversified Financial Services - 2.2%
Azovstal Capital BV 9.125% 2/28/11		1,705	1,709
Bank of America Corp.:
4% 3/28/18 (j)	EUR	1,450	1,736
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.: - continued
8% (j)		$ 5,365	$ 5,365
8.125% (j)		7,380	7,417
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		2,060	2,060
BG Energy Capital PLC 5.125% 12/1/25	GBP	2,950	4,578
BP Capital Markets PLC 3.83% 10/6/17	EUR	5,500	7,354
Broadgate PLC 1.5348% 10/5/25 (j)	GBP	535	701
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18		2,920	3,015
8.125% 4/30/20		6,955	7,372
CDW LLC/CDW Finance Corp. 8% 12/15/18 (f)		5,405	5,513
City of Buenos Aires 12.5% 4/6/15 (f)		9,815	10,895
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	231	404
8.151% 12/31/30	GBP	475	900
FireKeepers Development Authority 13.875% 5/1/15 (f)		1,600	1,892
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		1,688	1,684
Greene King Finance PLC Series A1, 1.1294% 6/15/31 (j)	GBP	1,000	1,217
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		4,195	4,321
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		17,475	17,562
7.75% 1/15/16 (f)		4,570	4,593
8% 1/15/18		24,247	24,368
8% 1/15/18 (f)		4,570	4,593
Imperial Tobacco Finance 7.75% 6/24/19	GBP	1,200	2,230
International Lease Finance Corp. 5.625% 9/20/13		6,845	6,879
Landrys Holdings, Inc. 11.5% 6/1/14 (f)		3,230	3,165
LBI Escrow Corp. 8% 11/1/17 (f)		6,515	7,199
Myriad International Holding BV 6.375% 7/28/17 (f)		3,345	3,529
NCO Group, Inc. 11.875% 11/15/14		2,185	1,704
Offshore Group Investment Ltd. 11.5% 8/1/15 (f)		8,495	9,090
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		3,140	3,297
TMK Capital SA 10% 7/29/11		6,300	6,502
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (f)		4,285	4,863
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
UPC Germany GmbH 8.125% 12/1/17 (f)		$ 7,210	$ 7,607
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (f)		2,365	2,347
WaMu Covered Bond Program 3.875% 9/27/11	EUR	1,090	1,476
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(j)		15,245	16,650
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		3,525	3,525
			199,312
Insurance - 0.1%
American International Group, Inc.:
5.45% 5/18/17		4,290	4,344
5.85% 1/16/18		1,505	1,552
CNO Financial Group, Inc. 9% 1/15/18 (f)		2,935	3,008
USI Holdings Corp. 4.1606% 11/15/14 (f)(j)		920	805
			9,709
Real Estate Investment Trusts - 0.1%
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (f)		8,390	8,264
7.5% 2/15/20		4,860	5,103
			13,367
Real Estate Management & Development - 0.2%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20 (f)		5,565	5,509
11.625% 6/15/17		6,420	7,447
Realogy Corp.:
11.5% 4/15/17 (f)		2,315	2,338
12% 4/15/17 (e)(f)		2,748	2,803
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		845	908
Ventas Realty LP 6.5% 6/1/16		980	1,019
			20,024
TOTAL FINANCIALS			615,570
HEALTH CARE - 2.3%
Health Care Providers & Services - 1.7%
Apria Healthcare Group, Inc. 11.25% 11/1/14		7,720	8,396
Capella Healthcare, Inc. 9.25% 7/1/17 (f)		3,465	3,682
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
CRC Health Group, Inc. 10.75% 2/1/16		$ 1,880	$ 1,885
DaVita, Inc.:
6.375% 11/1/18		4,475	4,386
6.625% 11/1/20		3,875	3,807
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	6,224
HCA Holdings, Inc. 7.75% 5/15/21 (f)		30,445	30,445
HCA, Inc.:
5.75% 3/15/14		3,377	3,301
6.25% 2/15/13		1,755	1,790
6.375% 1/15/15		1,125	1,108
6.5% 2/15/16		4,220	4,115
6.75% 7/15/13		1,750	1,798
7.25% 9/15/20		23,835	24,610
9.125% 11/15/14		7,020	7,353
9.25% 11/15/16		17,055	18,249
HealthSouth Corp. 8.125% 2/15/20		7,395	7,913
InVentiv Health, Inc. 10% 8/15/18 (f)		905	896
LifePoint Hospitals, Inc. 6.625% 10/1/20 (f)		4,045	4,015
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (f)		4,910	5,033
ResCare, Inc. 10.75% 1/15/19 (f)		2,735	2,800
Rhoen-Klinikum AG 3.875% 3/11/16	EUR	1,400	1,874
Rotech Healthcare, Inc. 10.75% 10/15/15 (f)		4,075	4,218
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (f)		1,200	1,236
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,752
UHS Escrow Corp. 7% 10/1/18 (f)		1,020	1,048
United Surgical Partners International, Inc. 8.875% 5/1/17		895	920
			154,854
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		10,355	10,459
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,794
Pharmaceuticals - 0.5%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		5,775	5,833
Leiner Health Products, Inc. 11% 6/1/12 (c)		1,885	94
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc.:
6% 11/15/18 (f)		$ 10,955	$ 10,723
7.625% 7/15/17 (f)		3,900	4,124
7.875% 7/15/20 (f)		7,040	7,568
Valeant Pharmaceuticals International 6.875% 12/1/18 (f)		15,705	15,548
			43,890
TOTAL HEALTH CARE			210,997
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp.:
10.25% 2/1/15		800	608
12% 11/1/14 pay-in-kind		1,447	1,457
DigitalGlobe, Inc. 10.5% 5/1/14		2,915	3,330
GeoEye, Inc. 9.625% 10/1/15		1,030	1,164
Hexcel Corp. 6.75% 2/1/15		2,350	2,397
			8,956
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (f)		3,295	3,460
Airlines - 0.7%
Air Canada 9.25% 8/1/15 (f)		7,170	7,529
American Airlines, Inc. equipment trust certificate 13% 8/1/16		4,470	5,230
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		5,873	6,930
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		805	805
Continental Airlines, Inc. 7.25% 11/10/19		4,925	5,479
Delta Air Lines, Inc. 9.5% 9/15/14 (f)		1,374	1,496
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		9,056	9,735
8.021% 8/10/22		4,222	4,391
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,365	0
8.875% 6/1/06 (a)		1,355	0
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		$ 2,184	$ 2,293
8.028% 11/1/17		764	756
United Air Lines, Inc.:
9.875% 8/1/13 (f)		2,140	2,306
12% 11/1/13 (f)		3,415	3,765
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		8,094	9,329
			60,044
Building Products - 0.1%
Nortek, Inc. 11% 12/1/13		11,672	12,314
Commercial Services & Supplies - 1.0%
ACCO Brands Corp. 10.625% 3/15/15		595	669
American Reprographics Co. 10.5% 12/15/16 (f)		4,570	4,776
Browning-Ferris Industries, Inc. 9.25% 5/1/21		680	855
Casella Waste Systems, Inc. 11% 7/15/14		1,510	1,657
Cenveo Corp. 10.5% 8/15/16 (f)		2,795	2,746
Covanta Holding Corp. 7.25% 12/1/20		4,940	5,008
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (f)		3,525	3,846
Garda World Security Corp. 9.75% 3/15/17 (f)		2,260	2,424
International Lease Finance Corp.:
6.75% 9/1/16 (f)		4,580	4,798
7.125% 9/1/18 (f)		9,160	9,618
8.25% 12/15/20		8,235	8,400
8.625% 9/15/15 (f)		7,985	8,464
8.75% 3/15/17 (f)		11,970	12,718
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	10,996
7.75% 1/15/15		2,645	2,652
The Geo Group, Inc. 7.75% 10/15/17		2,845	2,987
United Rentals North America, Inc. 8.375% 9/15/20		6,995	7,152
			89,766
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7% 4/21/20 (f)		1,830	1,940
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.0%
General Cable Corp. 7.125% 4/1/17		$ 680	$ 700
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	914
			1,614
Industrial Conglomerates - 0.2%
Sequa Corp.:
11.75% 12/1/15 (f)		11,050	11,879
13.5% 12/1/15 pay-in-kind (f)		4,393	4,833
			16,712
Machinery - 0.3%
Accuride Corp. 9.5% 8/1/18 (f)		650	705
ArvinMeritor, Inc. 10.625% 3/15/18		2,115	2,374
Chart Industries, Inc. 9.125% 10/15/15		1,160	1,189
Cummins, Inc. 7.125% 3/1/28		1,870	2,040
Navistar International Corp. 8.25% 11/1/21		9,025	9,747
Terex Corp. 10.875% 6/1/16		5,025	5,829
			21,884
Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (f)		2,585	2,617
Navios Maritime Holdings, Inc.:
8.875% 11/1/17		10,830	11,561
9.5% 12/15/14		5,215	5,424
SCF Capital Ltd. 5.375% 10/27/17 (f)		1,885	1,845
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	2,060
			23,507
Road & Rail - 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
8.25% 1/15/19 (f)		10,035	10,110
9.625% 3/15/18		2,465	2,638
Georgian Railway Ltd. 9.875% 7/22/15		1,850	1,989
Kansas City Southern de Mexico, SA de CV:
6.625% 12/15/20 (f)		2,020	2,020
7.375% 6/1/14		1,670	1,741
12.5% 4/1/16		7,075	8,667
Swift Services Holdings, Inc. 10% 11/15/18 (f)		7,890	8,206
Western Express, Inc. 12.5% 4/15/15 (f)		3,185	2,819
			38,190
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Aircastle Ltd. 9.75% 8/1/18		$ 9,000	$ 9,878
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (j)		10,578	11,107
			20,985
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		2,140	2,236
Trico Shipping AS 11.875% 11/1/14 (c)(f)		9,180	7,436
			9,672
TOTAL INDUSTRIALS			309,044
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.4%
Brocade Communications Systems, Inc.:
6.625% 1/15/18		1,135	1,180
6.875% 1/15/20		2,095	2,231
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		6,290	6,487
Lucent Technologies, Inc.:
6.45% 3/15/29		20,050	15,840
6.5% 1/15/28		6,570	5,223
ViaSat, Inc. 8.875% 9/15/16		1,335	1,422
			32,383
Computers & Peripherals - 0.1%
Seagate HDD Cayman 7.75% 12/15/18 (f)		9,070	9,115
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18 (f)		2,155	2,236
Reddy Ice Corp.:
11.25% 3/15/15		4,625	4,741
13.25% 11/1/15		3,266	2,792
			9,769
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		8,180	8,548
IT Services - 0.3%
Ceridian Corp. 11.25% 11/15/15		4,145	4,041
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (f)		2,935	3,089
7.875% 7/15/20 (f)		3,910	4,145
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc. 7.375% 11/15/18 (f)		$ 4,435	$ 4,391
Telcordia Technologies, Inc. 11% 5/1/18 (f)		6,855	6,924
Unisys Corp.:
12.5% 1/15/16		3,030	3,363
12.75% 10/15/14 (f)		437	520
14.25% 9/15/15 (f)		350	424
			26,897
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
7.75% 8/1/20 (f)		1,640	1,702
8.125% 12/15/17		3,470	3,665
Amkor Technology, Inc. 7.375% 5/1/18		3,485	3,581
Freescale Semiconductor, Inc. 10.75% 8/1/20 (f)		3,485	3,729
NXP BV/NXP Funding LLC 9.75% 8/1/18 (f)		10,905	12,241
Spansion LLC 11.25% 1/15/16 (c)(f)		4,255	1,159
Viasystems, Inc. 12% 1/15/15 (f)		4,000	4,470
			30,547
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		870	600
TOTAL INFORMATION TECHNOLOGY			117,859
MATERIALS - 2.7%
Chemicals - 0.7%
Air Liquide SA 2.908% 10/12/18	EUR	850	1,086
Ashland, Inc. 9.125% 6/1/17		2,490	2,851
Braskem Finance Ltd. 7% 5/7/20 (f)		3,300	3,383
Ferro Corp. 7.875% 8/15/18		4,325	4,585
Georgia Gulf Corp. 9% 1/15/17 (f)		10,825	11,637
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9% 11/15/20 (f)		220	232
Ineos Finance PLC 9% 5/15/15 (f)		2,655	2,821
MacDermid, Inc. 9.5% 4/15/17 (f)		500	533
Momentive Performance Materials, Inc. 9% 1/15/21 (f)		835	864
Nalco Co. 6.625% 1/15/19 (f)		6,310	6,484
NOVA Chemicals Corp.:
3.5678% 11/15/13 (j)		1,690	1,660
6.5% 1/15/12		5,775	5,963
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
OMNOVA Solutions, Inc. 7.875% 11/1/18 (f)		$ 1,105	$ 1,113
OXEA Finance & Cy SCA 9.5% 7/15/17 (f)		3,735	4,024
PolyOne Corp. 7.375% 9/15/20		1,845	1,905
Solutia, Inc.:
7.875% 3/15/20		2,180	2,344
8.75% 11/1/17		1,100	1,194
Sterling Chemicals, Inc. 10.25% 4/1/15		1,600	1,648
TPC Group LLC 8.25% 10/1/17 (f)		2,195	2,294
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)		3,430	5,377
			61,998
Construction Materials - 0.0%
Headwaters, Inc. 11.375% 11/1/14		1,025	1,121
Roofing Supply Group LLC/Roofing Supply Finance, Inc. 8.625% 12/1/17 (f)		1,220	1,266
			2,387
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		640	638
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)		1,190	1,220
9.125% 10/15/20 (f)		4,205	4,405
Berry Plastics Corp.:
8.25% 11/15/15		4,610	4,806
9.75% 1/15/21 (f)		11,885	11,766
Berry Plastics Holding Corp. 4.1766% 9/15/14 (j)		640	586
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (f)(j)		3,680	3,680
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	9,722
7.5% 12/15/96		3,685	2,948
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (c)		1,170	0
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (c)		5,845	0
			39,771
Metals & Mining - 1.1%
Aleris International, Inc.:
6% 6/1/20 (f)		33	156
9% 12/15/14 pay-in-kind (c)(j)		2,790	13
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Alrosa Finance SA 7.75% 11/3/20 (f)		$ 2,685	$ 2,819
CSN Islands XI Corp. 6.875% 9/21/19 (f)		3,240	3,499
Edgen Murray Corp. 12.25% 1/15/15		8,545	7,477
Evraz Group SA:
8.25% 11/10/15 (f)		1,970	2,098
8.875% 4/24/13 (f)		6,450	6,950
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)		7,260	7,314
6.875% 2/1/18 (f)		7,260	7,242
7% 11/1/15 (f)		9,155	9,453
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17		17,310	19,214
Gerdau Trade, Inc. 5.75% 1/30/21 (f)		2,080	2,080
McJunkin Red Man Corp. 9.5% 12/15/16 (f)		8,725	8,234
Metinvest BV 10.25% 5/20/15 (f)		3,270	3,466
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		3,435	3,572
RathGibson, Inc. 11.25% 2/15/14 (c)		5,845	41
Severstal Columbus LLC 10.25% 2/15/18 (f)		7,005	7,390
Southern Copper Corp. 6.75% 4/16/40		4,625	4,833
Steel Capital SA 6.7% 10/25/17 (f)		2,100	2,069
Teck Resources Ltd. 10.25% 5/15/16		3,342	4,136
			102,056
Paper & Forest Products - 0.4%
ABI Escrow Corp. 10.25% 10/15/18 (f)		18,850	20,475
Clearwater Paper Corp. 7.125% 11/1/18 (f)		1,225	1,262
Georgia-Pacific LLC 5.4% 11/1/20 (f)		6,505	6,383
Glatfelter 7.125% 5/1/16		550	567
NewPage Corp.:
6.5369% 5/1/12 (j)		1,770	1,020
11.375% 12/31/14		4,775	4,417
Solo Cup Co. 8.5% 2/15/14		2,140	1,894
Stone Container Corp. 8.375% 7/1/12 (c)		3,005	0
			36,018
TOTAL MATERIALS			242,230
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 4.6%
Alestra SA de RL de CV 11.75% 8/11/14		$ 4,520	$ 5,175
Citizens Communications Co.:
7.125% 3/15/19		2,730	2,805
7.875% 1/15/27		4,895	4,748
9% 8/15/31		3,655	3,756
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		12,857	13,886
Frontier Communications Corp.:
8.25% 4/15/17		7,925	8,777
8.5% 4/15/20		16,285	17,832
8.75% 4/15/22		10,450	11,391
Global Crossing Ltd. 12% 9/15/15		10,305	11,619
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		2,010	2,216
Intelsat Bermuda Ltd.:
11.25% 2/4/17		31,406	34,154
12% 2/4/17 pay-in-kind (j)		29,105	31,313
Intelsat Corp.:
9.25% 8/15/14		5,215	5,371
9.25% 6/15/16		8,820	9,526
Intelsat Ltd. 11.25% 6/15/16		27,785	29,869
Qwest Communications International, Inc.:
Series B 7.5% 2/15/14		1,655	1,676
7.125% 4/1/18 (f)		6,665	6,882
7.5% 2/15/14		7,555	7,649
Sprint Capital Corp.:
6.875% 11/15/28		85,800	75,075
6.9% 5/1/19		15,450	15,257
8.75% 3/15/32		73,236	73,968
Telemar Norte Leste SA 5.5% 10/23/20 (f)		1,970	1,911
U.S. West Communications:
6.875% 9/15/33		2,535	2,491
7.25% 9/15/25		535	567
7.25% 10/15/35		1,455	1,470
7.5% 6/15/23		460	458
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)		4,780	4,816
11.75% 7/15/17 (f)		34,975	39,085
			423,743
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 2.4%
Clearwire Escrow Corp. 12% 12/1/15 (f)		$ 4,260	$ 4,601
Digicel Group Ltd.:
8.25% 9/1/17 (f)		2,390	2,462
8.875% 1/15/15 (f)		23,300	23,622
9.125% 1/15/15 pay-in-kind (f)(j)		14,920	15,126
10.5% 4/15/18 (f)		30,980	34,078
12% 4/1/14 (f)		9,725	11,378
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (f)		4,220	4,537
9.5% 6/15/16		19,260	20,319
11.5% 6/15/16		8,740	9,417
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15		12,125	12,458
Mobile Telesystems Finance SA 8% 1/28/12 (f)		3,306	3,480
MTS International Funding Ltd. 8.625% 6/22/20 (f)		4,255	4,808
NII Capital Corp. 10% 8/15/16		16,435	18,202
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		10,790	10,143
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		12,184	12,184
Sprint Nextel Corp. 6% 12/1/16		19,623	18,961
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		4,675	4,792
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		6,120	6,610
			217,178
TOTAL TELECOMMUNICATION SERVICES			640,921
UTILITIES - 1.3%
Electric Utilities - 0.4%
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,355	2,744
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		1,285	1,391
Intergen NV 9% 6/30/17 (f)		17,825	18,895
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		5,885	6,797
7.75% 1/20/20 (f)		3,370	3,876
8% 8/7/19 (f)		2,455	2,848
National Power Corp. 6.875% 11/2/16 (f)		2,265	2,605
			39,156
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		$ 1,685	$ 1,752
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	7,079
8% 3/1/32		3,550	4,067
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17 (f)		2,435	2,429
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		4,645	4,668
			19,995
Independent Power Producers & Energy Traders - 0.7%
Energy Future Holdings Corp.:
10% 1/15/20 (f)		8,880	9,102
10.875% 11/1/17		15,253	10,677
12% 11/1/17 pay-in-kind (j)		5,789	3,413
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20		29,263	29,995
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		2,500	0
6.4% 7/15/06 (c)		9,815	0
6.625% 11/15/05 (c)		2,200	0
6.725% 11/17/08 (c)(j)		684	0
6.75% 8/1/09 (c)		550	0
6.875% 10/15/07 (c)		1,330	0
6.95% 7/15/28 (c)		1,204	0
7.125% 5/15/07 (c)		235	0
7.375% 5/15/19 (c)		1,400	0
7.875% 6/15/03 (c)		235	0
9.125% 4/1/03 (c)		50	0
9.875% 6/5/03 (c)		4,720	0
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		2,795	3,284
7.39% 12/2/24 (f)		2,880	3,391
Tenaska Alabama Partners LP 7% 6/30/21 (f)		937	997
			60,859
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.0%
Aquila, Inc. 11.875% 7/1/12 (j)		$ 1,615	$ 1,832
Utilicorp United, Inc. 7.95% 2/1/11 (e)		39	39
			1,871
TOTAL UTILITIES			121,881
TOTAL NONCONVERTIBLE BONDS			3,318,434
TOTAL CORPORATE BONDS (Cost $3,236,803)			3,459,065
U.S. Government and Government Agency Obligations - 21.4%

U.S. Government Agency Obligations - 2.2%
Fannie Mae:
0.375% 12/28/12		9,070	9,012
0.75% 12/18/13		14,084	13,927
1% 9/23/13		4,595	4,588
1.125% 7/30/12		2,151	2,170
1.25% 8/20/13		5,560	5,596
Federal Home Loan Bank:
0.875% 8/22/12		4,890	4,914
0.875% 12/27/13		775	768
1.5% 1/16/13		15,290	15,533
1.875% 6/21/13		36,440	37,289
Freddie Mac:
0.375% 11/30/12		1,683	1,673
0.625% 12/28/12		81,380	81,232
4.125% 12/21/12		4,080	4,349
4.5% 1/15/14		2,625	2,886
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		11,210	12,868
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,670
5.685% 5/15/12		1,285	1,376
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - continued
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		$ 328	$ 348
Tennessee Valley Authority 5.25% 9/15/39		5,600	5,920
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			206,119
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Notes 0.5% 4/15/15		66,909	68,471
U.S. Treasury Obligations - 16.3%
U.S. Treasury Bonds:
3.5% 2/15/39		62,582	53,928
3.875% 8/15/40		95,884	88,318
4.25% 11/15/40		5,000	4,919
5.25% 2/15/29		31,710	36,367
6.125% 8/15/29		9,487	12,000
6.25% 8/15/23		36,125	45,405
7.5% 11/15/16		2,850	3,663
7.5% 11/15/24		10,690	14,978
7.625% 2/15/25		11,000	15,599
7.875% 2/15/21		6,800	9,486
8% 11/15/21		11,000	15,558
8.125% 5/15/21		9,286	13,182
9.875% 11/15/15		11,595	15,903
U.S. Treasury Notes:
0.375% 9/30/12		61,808	61,661
0.75% 12/15/13		77,086	76,538
1.25% 8/31/15		15,400	14,978
1.25% 10/31/15		24,400	23,615
1.375% 2/15/13		30,123	30,577
1.375% 11/30/15		25,000	24,295
1.5% 12/31/13		4,313	4,375
1.75% 4/15/13		36,755	37,599
1.875% 4/30/14		28,912	29,569
1.875% 6/30/15		17,707	17,778
1.875% 8/31/17		7,700	7,350
1.875% 9/30/17		5,400	5,142
1.875% 10/31/17		41,900	39,831
2.125% 5/31/15		20,082	20,402
2.375% 8/31/14		13,000	13,467
2.375% 9/30/14		8,471	8,774
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 10/31/14		$ 49,620	$ 51,361
2.375% 7/31/17		20,000	19,738
2.5% 3/31/15		58,749	60,810
2.5% 4/30/15		50,268	51,968
2.625% 7/31/14		66,965	70,036
2.625% 4/30/16		3,137	3,211
2.625% 8/15/20		18,750	17,776
2.625% 11/15/20		41,870	39,495
2.75% 11/30/16		10,000	10,207
2.75% 2/15/19		23,501	23,198
3% 9/30/16		37,355	38,741
3% 2/28/17		66,584	68,665
3.125% 8/31/13		11,100	11,776
3.125% 9/30/13		34,572	36,676
3.125% 10/31/16		41,816	43,619
3.125% 1/31/17		30,990	32,201
3.125% 5/15/19		52,907	53,465
3.375% 6/30/13		8,470	9,019
3.625% 8/15/19		5,731	5,987
3.75% 11/15/18		34,582	36,784
3.875% 5/15/18		2,550	2,744
4% 8/15/18		5,478	5,936
4.25% 11/15/17		28,890	31,849
4.5% 5/15/17		13,745	15,379
TOTAL U.S. TREASURY OBLIGATIONS			1,485,898
Other Government Related - 2.2%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (g)		3,013	3,076
3.125% 6/15/12 (FDIC Guaranteed) (g)		45	47
Citibank NA:
1.75% 12/28/12 (FDIC Guaranteed) (g)		15,000	15,304
1.875% 5/7/12 (FDIC Guaranteed) (g)		18,000	18,307
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)		29,000	29,581
1.875% 11/15/12 (FDIC Guaranteed) (g)		6,937	7,077
2% 3/30/12 (FDIC Guaranteed) (g)		10,000	10,163
2.125% 7/12/12 (FDIC Guaranteed) (g)		2,505	2,562
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (g)		19,526	19,945
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Other Government Related - continued
General Electric Capital Corp.: - continued
2.125% 12/21/12 (FDIC Guaranteed) (g)		$ 15,000	$ 15,412
2.625% 12/28/12 (FDIC Guaranteed) (g)		5,402	5,603
3% 12/9/11 (FDIC Guaranteed) (g)		3,120	3,195
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (g)		21,000	21,372
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (g)		45	47
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (g)		5,230	5,351
3.125% 12/1/11 (FDIC Guaranteed) (g)		520	533
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)		21,887	22,456
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.6106% 12/7/20 (NCUA Guaranteed) (j)		5,810	5,816
Series 2010-R3 Class 1A, 0.8253% 12/8/20 (NCUA Guaranteed) (j)		11,600	11,586
TOTAL OTHER GOVERNMENT RELATED			197,433
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,943,341)			1,957,921
U.S. Government Agency - Mortgage Securities - 2.4%

Fannie Mae - 1.4%
2.073% 11/1/35 (j)		863	892
2.233% 9/1/33 (j)		830	857
2.474% 10/1/35 (j)		119	124
2.48% 11/1/33 (j)		207	216
2.589% 6/1/36 (j)		62	65
2.642% 7/1/35 (j)		495	519
2.652% 3/1/33 (j)		250	262
2.68% 1/1/35 (j)		448	469
2.731% 5/1/35 (j)		1,518	1,599
2.744% 9/1/34 (j)		619	647
2.773% 11/1/36 (j)		72	76
2.805% 7/1/35 (j)		1,046	1,097
2.829% 9/1/36 (j)		246	259
2.857% 9/1/35 (j)		1,465	1,541
2.884% 11/1/36 (j)		396	417
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
2.981% 7/1/35 (j)		$ 408	$ 429
3.128% 10/1/37 (j)		479	504
3.137% 8/1/35 (j)		1,216	1,288
3.161% 4/1/36 (j)		578	610
3.5% 1/1/26 (h)		67,000	67,482
3.5% 1/1/26 (h)		20,400	20,547
3.5% 11/1/40 (i)		13,030	12,451
3.505% 2/1/37 (j)		913	955
3.527% 6/1/47 (j)		234	245
4% 9/1/13 to 12/1/40 (i)		10,300	10,268
5% 2/1/16 to 5/1/22		95	100
5.046% 2/1/34 (j)		649	676
5.5% 5/1/15		8	9
5.569% 2/1/36 (j)		168	175
5.593% 4/1/36 (j)		973	1,022
5.766% 5/1/36 (j)		182	188
5.963% 3/1/37 (j)		131	140
6% 6/1/16 to 10/1/16		180	195
6.5% 12/1/12 to 9/1/32		2,743	3,061
7.5% 1/1/28		78	88
TOTAL FANNIE MAE			129,473
Freddie Mac - 0.2%
1.975% 3/1/37 (j)		955	991
2.041% 3/1/35 (j)		324	333
2.094% 5/1/37 (j)		203	210
2.409% 6/1/33 (j)		511	530
2.54% 6/1/37 (j)		476	501
2.551% 5/1/37 (j)		1,720	1,810
2.579% 5/1/37 (j)		1,080	1,132
2.586% 12/1/33 (j)		1,067	1,114
2.621% 10/1/35 (j)		652	681
2.631% 7/1/35 (j)		574	600
2.865% 9/1/35 (j)		120	126
2.958% 1/1/35 (j)		1,303	1,373
2.985% 4/1/37 (j)		186	196
3.022% 7/1/35 (j)		375	394
3.247% 12/1/36 (j)		2,004	2,100
3.352% 10/1/35 (j)		86	91
3.404% 3/1/37 (j)		183	189
3.47% 10/1/36 (j)		679	704
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
3.508% 5/1/37 (j)		$ 132	$ 138
4.3% 1/1/36 (j)		113	117
4.375% 4/1/35 (j)		1,198	1,258
4.5% 8/1/33		465	480
4.956% 3/1/36 (j)		1,696	1,774
5.121% 2/1/36 (j)		33	35
5.138% 4/1/35 (j)		57	60
5.237% 1/1/37 (j)		545	569
5.527% 1/1/36 (j)		398	412
6.01% 6/1/37 (j)		57	60
6.077% 6/1/37 (j)		112	118
6.141% 7/1/36 (j)		213	223
6.28% 8/1/37 (j)		336	357
6.431% 2/1/37 (j)		116	121
6.5% 2/1/11 to 3/1/22		3,571	3,876
7.22% 4/1/37 (j)		9	9
8.5% 3/1/20		5	5
TOTAL FREDDIE MAC			22,687
Ginnie Mae - 0.8%
4% 9/15/25		1,059	1,108
5.492% 4/20/60 (m)		8,999	9,797
5.5% 1/20/60 (m)		11,066	12,062
5.5% 2/20/60 (m)		19,267	20,899
5.5% 3/20/60 (m)		10,181	11,086
5.691% 10/20/59 (m)		13,366	14,643
7% 9/15/25 to 8/15/31		52	59
7.5% 2/15/22 to 8/15/28		99	112
8% 9/15/26 to 12/15/26		10	12
TOTAL GINNIE MAE			69,778
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $219,943)			221,938
Asset-Backed Securities - 0.0%

Amstel Corp. Loan Offering BV Series 2007-1 Class B, 1.285% 3/25/17 (j)	EUR	1,009	1,234
Auto ABS Compartiment Series 2006-1 Class B, 1.275% 7/25/17 (j)	EUR	500	647
Asset-Backed Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Clock Finance BV Series 2007-1:
Class B2, 1.255% 2/25/15 (j)	EUR	$ 700	$ 875
Class C2, 1.435% 2/25/15 (j)	EUR	400	497
Geldilux Ltd. Series 2007-TS Class C, 1.549% 9/8/14 (j)	EUR	400	416
Leek Finance PLC:
Series 17X Class A2A, 0.8925% 12/21/37 (j)	GBP	174	266
Series 18X Class BC, 1.423% 9/21/38 (j)	EUR	600	719
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	73
TOTAL ASSET-BACKED SECURITIES (Cost $5,195)			4,727
Collateralized Mortgage Obligations - 2.2%

Private Sponsor - 0.0%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 1.318% 2/17/52 (j)	EUR	800	1,032
Granite Mortgages PLC 1.0719% 3/20/44 (j)	GBP	257	375
TOTAL PRIVATE SPONSOR			1,407
U.S. Government Agency - 2.2%
Fannie Mae:
floater:
Series 2006-56 Class PF, 0.6106% 7/25/36 (j)		6,803	6,792
Series 2010-111 Class AF, 0.6606% 10/25/40 (j)		10,895	10,935
sequential payer Series 2007-113 Class DB, 4.5% 12/25/22		5,060	5,389
Series 2006-127 Class FD, 0.5406% 7/25/36 (j)		5,842	5,790
Series 2006-44 Class FK, 0.6906% 6/25/36 (j)		2,140	2,138
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2005-38 Class F, 0.5606% 5/25/35 (j)		11,318	11,252
Series 2005-56 Class F, 0.5506% 7/25/35 (j)		8,995	8,940
Series 2006-79 Class PF, 0.6606% 8/25/36 (j)		4,686	4,677
Series 2010-86 Class FE, 0.7106% 8/25/25 (j)		3,711	3,711
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		105	113
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,597
Series 2003-70 Class BJ, 5% 7/25/33		890	907
Series 2004-80 Class LD, 4% 1/25/19		1,980	2,069
Series 2004-81 Class KD, 4.5% 7/25/18		3,435	3,617
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2005-52 Class PB, 6.5% 12/25/34		$ 1,305	$ 1,404
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		362	394
Series 2004-95 Class AN, 5.5% 1/25/25		1,259	1,351
Series 2005-117, Class JN, 4.5% 1/25/36		808	811
Series 2005-29 Class KA, 4.5% 2/25/35		1,812	1,905
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,698
Series 2003-79 Class FC, 0.7106% 8/25/33 (j)		4,603	4,617
Series 2008-76 Class EF, 0.7606% 9/25/23 (j)		2,587	2,589
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		212	232
Series 2115 Class PE, 6% 1/15/14		56	58
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2630 Class FL, 0.7603% 6/15/18 (j)		104	105
Series 3279 Class FB, 0.5803% 2/15/37 (j)		2,054	2,055
Series 3325 Class NF, 0.5603% 8/15/35 (j)		7,196	7,157
Series 3346 Class FA, 0.4903% 2/15/19 (j)		12,812	12,813
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		393	420
Series 2381 Class OG, 5.5% 11/15/16		273	291
Series 2425 Class JH, 6% 3/15/17		503	540
Series 2628 Class OE, 4.5% 6/15/18		1,630	1,759
Series 2695 Class DG, 4% 10/15/18		3,865	4,088
Series 2831 Class PB, 5% 7/15/19		3,990	4,330
Series 2866 Class XE, 4% 12/15/18		5,780	6,044
Series 2996 Class MK, 5.5% 6/15/35		520	565
Series 3122 Class FE, 0.5603% 3/15/36 (j)		6,169	6,185
Series 3147 Class PF, 0.5603% 4/15/36 (j)		5,183	5,190
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		623	684
Series 2570 Class CU, 4.5% 7/15/17		98	101
Series 2572 Class HK, 4% 2/15/17		93	94
Series 2627:
Class BG, 3.25% 6/15/17		77	78
Class KP, 2.87% 12/15/16		53	54
Series 2668 Class AZ, 4% 9/15/18		3,339	3,512
Series 2860 Class CP, 4% 10/15/17		64	63
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2887 Class EB, 4.5% 11/15/19		$ 5,100	$ 5,379
Series 2987 Class HE, 4.5% 6/15/20		4,420	4,688
Series 3372 Class BD, 4.5% 10/15/22		9,606	10,126
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,324
Series 2863 Class DB, 4% 9/15/14		133	136
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2010-H17 Class FA, 0.5834% 7/20/60 (j)(m)		5,687	5,647
Series 2010-H18 Class AF, 0.5578% 9/1/60 (j)(m)		5,809	5,736
Series 2010-H19 Class FG, 0.5538% 8/20/60 (j)(m)		7,428	7,346
Series 2003-42 Class FH, 0.7106% 5/20/33 (j)		1,309	1,318
Series 2004-59 Class FC, 0.5606% 8/16/34 (j)		2,597	2,599
Series 2004-79 Class FA, 0.5606% 1/20/31 (j)		2,264	2,267
Government National Mortgage Association pass thru certificates floater Series 2010-85 Class AF, 0.6106% 12/20/39 (j)		10,157	10,198
TOTAL U.S. GOVERNMENT AGENCY			197,878
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $196,883)			199,285
Commercial Mortgage Securities - 0.1%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.2873% 10/22/37 (j)	GBP	1,000	991
German Residential Asset Note Distributor PLC Series 1 Class A, 1.24% 7/20/16 (j)	EUR	1,228	1,446
London & Regional Debt Securitisation No. 1 PLC Class A, 0.9498% 10/15/14 (j)	GBP	650	943
REC Plantation Place Ltd. Series 5 Class A, 0.9673% 7/25/16 (Reg. S) (j)	GBP	873	1,245
Silver Maple Investment Co. Ltd. Class 2A, 1.203% 4/30/14 (j)	EUR	700	901
Skyline BV Series 2007-1 Class D, 1.826% 7/22/43 (j)	EUR	1,100	941
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $8,385)			6,467
Foreign Government and Government Agency Obligations - 22.7%
		Principal Amount (000s) (d)	Value (000s)
Arab Republic of Egypt:
5.75% 4/29/20 (f)		$ 3,165	$ 3,292
6.875% 4/30/40 (f)		4,745	5,006
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		8,098	7,471
par 2.5% 12/31/38 (e)		7,920	3,524
0.6586% 8/3/12 (j)		28,525	27,191
7% 3/28/11		35,750	36,177
7% 9/12/13		53,320	52,457
7% 10/3/15		7,295	6,878
13.2549% 1/30/14 (j)	ARS	11,040	2,703
Aruba Government 6.4% 9/6/15 (f)		1,271	1,335
Bahamian Republic 6.95% 11/20/29 (f)		3,095	3,188
Banco Central del Uruguay:
value recovery A rights 1/2/21 (l)		1,000,000	0
value recovery B rights 1/2/21 (l)		750,000	0
Barbados Government 7.25% 12/15/21 (f)		2,606	2,710
Belarus Republic 8.75% 8/3/15		4,595	4,705
Bermuda Government 5.603% 7/20/20 (f)		1,935	2,003
Brazilian Federative Republic:
5.625% 1/7/41		7,570	7,494
6% 9/15/13		850	890
7.125% 1/20/37		3,050	3,637
8.75% 2/4/25		2,310	3,188
10.125% 5/15/27		2,125	3,230
12.25% 3/6/30		2,470	4,421
Buenos Aires Province 11.75% 10/5/15 (f)		1,965	2,038
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		2,835	3,324
Canadian Government:
1% 9/1/11	CAD	26,850	26,881
1.5% 12/1/12	CAD	26,700	26,687
2.5% 6/1/15	CAD	71,700	72,489
3.5% 6/1/20	CAD	45,250	46,779
5% 6/1/37	CAD	26,700	33,218
Cayman Island Government 5.95% 11/24/19 (f)		1,855	1,883
Central Bank of Nigeria warrants 11/15/20 (a)(l)		2,750	495
Colombian Republic:
6.125% 1/18/41		3,515	3,585
7.375% 3/18/19		1,200	1,440
7.375% 9/18/37		6,100	7,229
10.375% 1/28/33		2,890	4,335
11.75% 2/25/20		2,910	4,365
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Congo Republic 3% 6/30/29 (e)		$ 6,550	$ 3,930
Croatia Republic:
6.625% 7/14/20 (f)		3,085	3,193
6.75% 11/5/19 (f)		2,785	2,897
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		3,720	4,083
8.25% 10/24/12 (f)		3,410	3,640
Dominican Republic:
1.2713% 8/30/24 (j)		5,383	4,791
7.5% 5/6/21 (f)		3,030	3,219
9.04% 1/23/18 (f)		2,672	3,033
Ecuador Republic 5% 2/28/25		1,580	1,153
El Salvador Republic:
7.375% 12/1/19 (f)		1,865	2,033
7.65% 6/15/35 (Reg. S)		2,935	3,082
7.75% 1/24/23 (Reg. S)		2,400	2,640
8.25% 4/10/32 (Reg. S)		1,435	1,607
Finnish Government 3.375% 4/15/20	EUR	5,600	7,603
French Republic:
OAT 4.5% 4/25/41	EUR	8,225	11,986
2.5% 10/25/20	EUR	39,700	49,330
4% 4/25/55	EUR	5,750	7,838
Gabonese Republic 8.2% 12/12/17 (f)		3,225	3,765
Georgia Republic 7.5% 4/15/13		8,690	8,886
German Federal Republic:
0.75% 9/14/12	EUR	97,600	130,353
1.75% 10/9/15	EUR	63,400	84,363
3% 7/4/20	EUR	68,585	92,221
4.75% 7/4/40	EUR	16,625	27,571
Ghana Republic:
8.5% 10/4/17 (f)		3,930	4,362
14.25% 7/29/13	GHS	3,400	2,248
14.99% 3/11/13	GHS	7,220	5,012
Government of the Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (f)		3,275	3,291
Hungarian Republic:
4.75% 2/3/15		1,970	1,936
6.25% 1/29/20		3,390	3,297
Indonesian Republic:
5.875% 3/13/20 (f)		6,015	6,586
6.625% 2/17/37 (f)		4,025	4,397
6.875% 1/17/18 (f)		3,830	4,433
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Indonesian Republic: - continued
7.5% 1/15/16 (f)		$ 2,045	$ 2,403
7.75% 1/17/38 (f)		5,685	6,907
8.5% 10/12/35 (Reg. S)		4,790	6,323
11.625% 3/4/19 (f)		5,545	8,220
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		13,360	12,091
Italian Republic:
2% 12/15/12	EUR	13,700	18,160
3% 6/15/15	EUR	48,650	63,133
4% 9/1/20	EUR	50,200	63,808
5% 9/1/40	EUR	23,450	29,450
Ivory Coast 2.5% 12/31/32 (e)		5,905	2,451
Japan Government:
0.4% 5/15/11	JPY	10,096,200	124,435
1.1% 6/20/20	JPY	3,622,500	44,749
1.9% 9/20/30	JPY	3,130,000	38,581
2% 9/20/40	JPY	495,000	6,045
Lebanese Republic 4% 12/31/17		7,819	7,526
Lithuanian Republic:
5.125% 9/14/17 (f)		1,670	1,645
6.75% 1/15/15 (f)		4,235	4,595
7.375% 2/11/20 (f)		3,180	3,514
Ontario Province 4.4% 6/2/19	CAD	9,900	10,463
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		2,160	2,549
Peruvian Republic:
3% 3/7/27 (e)		1,611	1,385
5.625% 11/18/50		4,255	3,936
7.35% 7/21/25		2,635	3,202
8.75% 11/21/33		3,450	4,709
Philippine Republic:
6.375% 1/15/32		2,020	2,151
6.375% 10/23/34		2,975	3,176
6.5% 1/20/20		2,960	3,426
9.5% 2/2/30		1,010	1,462
9.5% 2/2/30		1,345	1,947
10.625% 3/16/25		2,040	3,152
Polish Government 3.875% 7/16/15		1,945	1,974
Provincia de Cordoba 12.375% 8/17/17 (f)		4,515	4,696
Republic of Iraq 5.8% 1/15/28 (Reg. S)		8,925	8,189
Republic of Serbia 6.75% 11/1/24 (f)		24,565	24,074
Russian Federation:
3.625% 4/29/15 (f)		6,500	6,516
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Russian Federation: - continued
5% 4/29/20 (f)		$ 11,000	$ 11,014
7.5% 3/31/30 (Reg. S)		61,012	70,545
11% 7/24/18 (Reg. S)		1,310	1,834
12.75% 6/24/28 (Reg. S)		8,740	15,197
Turkish Republic:
5.625% 3/30/21		4,440	4,640
6.75% 4/3/18		6,910	7,869
6.75% 5/30/40		5,740	6,300
6.875% 3/17/36		12,320	13,753
7% 9/26/16		7,190	8,260
7.25% 3/15/15		4,505	5,158
7.25% 3/5/38		8,050	9,378
7.375% 2/5/25		13,955	16,537
7.5% 7/14/17		7,085	8,370
7.5% 11/7/19		5,465	6,517
11.875% 1/15/30		4,915	8,442
UK Treasury GILT:
3.25% 12/7/11	GBP	36,700	58,633
4.25% 12/7/40	GBP	11,975	18,769
4.25% 12/7/55	GBP	15,600	25,090
4.5% 9/7/34	GBP	23,400	38,115
4.75% 9/7/15	GBP	16,200	28,126
4.75% 3/7/20	GBP	5,900	10,175
5% 3/7/25	GBP	12,050	21,101
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		31,505	31,647
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		3,275	3,443
Ukraine Government:
6.385% 6/26/12 (f)		3,345	3,399
6.75% 11/14/17 (f)		5,725	5,718
6.875% 9/23/15 (f)		3,325	3,375
7.75% 9/23/20 (f)		2,755	2,796
United Mexican States:
4.25% 7/14/17	EUR	750	1,000
5.125% 1/15/20		1,970	2,054
5.625% 1/15/17		2,978	3,276
5.75% 10/12/10		5,246	4,643
6.05% 1/11/40		12,854	13,143
6.75% 9/27/34		6,070	6,844
7.5% 4/8/33		2,770	3,400
8.3% 8/15/31		2,600	3,445
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Uruguay Republic:
6.875% 9/28/25		$ 1,675	$ 1,926
7.875% 1/15/33 pay-in-kind		3,815	4,616
8% 11/18/22		7,512	9,296
Venezuelan Republic:
oil recovery rights 4/15/20 (l)		10,801	281
1.2884% 4/20/11 (Reg. S) (j)		31,915	31,436
6% 12/9/20		4,800	2,796
7% 3/31/38		4,180	2,362
8.5% 10/8/14		5,480	4,658
9% 5/7/23 (Reg. S)		20,260	13,838
9.25% 9/15/27		13,485	10,046
9.25% 5/7/28 (Reg. S)		4,125	2,795
9.375% 1/13/34		6,705	4,593
10.75% 9/19/13		6,248	5,998
12.75% 8/23/22		19,765	17,393
13.625% 8/15/18		9,595	9,307
Vietnamese Socialist Republic:
1.2997% 3/12/16 (j)		3,551	3,303
4% 3/12/28 (e)		12,550	10,291
6.75% 1/29/20 (f)		3,650	3,723
6.875% 1/15/16 (f)		3,665	3,848
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,993,158)			2,070,582
Supranational Obligations - 0.0%

Eurasian Development Bank 7.375% 9/29/14 (f) (Cost $4,282)		4,240	4,574
Common Stocks - 1.0%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Intermet Corp. (a)(n)	113,725	0
Remy International, Inc. (a)	40,800	653
Remy International, Inc. rights 1/18/11 (a)	81,600	408
		1,061
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.2%
Haights Cross Communications, Inc. (a)	8,267	$ 61
Haights Cross Communications, Inc. warrants 3/11/13 (a)	11,481	32
HMH Holdings, Inc. (a)(n)	2,569,344	13,489
HMH Holdings, Inc. warrants 3/9/17 (a)	636,272	318
RDA Holding Co. (a)	67,800	1,593
RDA Holding Co. warrants 2/19/14 (a)(n)	9,559	0
SuperMedia, Inc. (a)	7,045	61
Virgin Media, Inc. warrants 1/10/11 (a)	6	0
		15,554
TOTAL CONSUMER DISCRETIONARY		16,615
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
New Penhall Holding Co.:
Class A (a)	6,088	685
Class B (a)	2,029	228
		913
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	7
Airlines - 0.1%
Delta Air Lines, Inc. (a)	875,052	11,026
Building Products - 0.1%
Nortek, Inc. (a)	266,722	9,602
Nortek, Inc. warrants 12/7/14 (a)	7,154	50
		9,652
Marine - 0.0%
US Shipping Partners Corp. (a)	12,063	0
US Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
TOTAL INDUSTRIALS		20,685
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(n)	546,000	0
MagnaChip Semiconductor LLC (a)	392,246	55
Spansion, Inc. Class A (a)	154,883	3,206
		3,261
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.6%
Chemicals - 0.5%
Celanese Corp. Class A	8,316	$ 342
Chemtura Corp. (a)	112,703	1,801
Georgia Gulf Corp. (a)	591,147	14,223
LyondellBasell Industries NV Class A (a)	898,149	30,896
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. rights (a)	59,704	0
		47,262
Containers & Packaging - 0.0%
Constar International, Inc. (a)	25,200	49
Metals & Mining - 0.1%
Aleris International, Inc. (n)	38,307	2,030
Rathgibson Acquisition Co. LLC Class A (a)(n)	286,500	2,037
		4,067
TOTAL MATERIALS		51,378
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	158
TOTAL COMMON STOCKS (Cost $104,671)		93,010
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Co. 4.75%	309,600	16,752
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC LLC 7.00% (f)	21,976	20,548
TOTAL PREFERRED STOCKS (Cost $27,034)		37,300
Floating Rate Loans - 4.9%
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.0%
Remy International, Inc. Tranche B, term loan 6.25% 12/12/16 (j)	$ 255	$ 256
Diversified Consumer Services - 0.3%
ServiceMaster Co.:
term loan 2.7746% 7/24/14 (j)	6,267	6,032
Tranche DD, term loan 2.77% 7/24/14 (j)	645	621
Thomson Learning Tranche B, term loan 2.55% 7/5/14 (j)	12,704	11,974
Visant Corp. Tranche B, term loan 7% 12/22/16 (j)	4,648	4,695
		23,322
Hotels, Restaurants & Leisure - 0.1%
Burger King Corp. Tranche B, term loan 6.25% 10/19/16 (j)	4,385	4,451
DineEquity, Inc. term loan 6% 10/19/17 (j)	5,266	5,351
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.26% 2/16/14 (c)(j)	140	110
Las Vegas Sands LLC:
Tranche B, term loan 3.03% 11/23/16 (j)	468	448
Tranche I, term loan 3.03% 11/23/16 (j)	95	91
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5601% 6/14/13 (j)	41	39
term loan 2.625% 6/14/14 (j)	395	376
		10,866
Media - 0.6%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.27% 3/6/14 (j)	6,189	6,127
Getty Images, Inc. Tranche B, term loan 5.25% 11/5/16 (j)	4,773	4,821
Univision Communications, Inc. term loan 4.5106% 3/31/17 (j)	42,990	40,411
		51,359
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. term loan 2.5301% 5/28/13 (j)	6,637	6,538
Michaels Stores, Inc.:
Tranche B1, term loan 2.5625% 10/31/13 (j)	9,019	8,793
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Stores, Inc.: - continued
Tranche B2, term loan 4.8125% 7/31/16 (j)	$ 21,183	$ 21,183
PETCO Animal Supplies, Inc. Tranche B, term loan 6% 11/24/17 (j)	1,390	1,395
		37,909
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.5106% 4/4/14 (j)	1,580	1,525
TOTAL CONSUMER DISCRETIONARY		125,237
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (j)	2,425	2,449
Food Products - 0.0%
Green Mountain Coffee Roasters, Inc. Tranche B, term loan 5.5% 12/17/16 (j)	690	690
Personal Products - 0.0%
NBTY, Inc. Tranche B, term loan 6.25% 10/1/17 (j)	1,500	1,521
Tobacco - 0.1%
Reynolds Consumer Products Holdings, Inc. term loan:
6.25% 8/6/15 (j)	2,755	2,755
6.5% 5/5/16 (j)	1,985	2,005
		4,760
TOTAL CONSUMER STAPLES		9,420
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (j)	372	355
FINANCIALS - 0.5%
Diversified Financial Services - 0.1%
Fifth Third Processing Solutions:
Tranche 1 LN, term loan 5.5% 11/3/16 (j)	945	954
Tranche 2 LN, term loan 8.25% 11/3/17 (j)	225	230
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/28/16 (j)	$ 4,090	$ 4,105
Tranche 2 LN, term loan 9% 10/28/17 (j)	205	211
		5,500
Insurance - 0.0%
CNO Financial Group, Inc. Tranche B, term loan 7.5% 9/30/16 (j)	1,355	1,365
Real Estate Management & Development - 0.4%
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (j)	851	800
Tranche 2LN, term loan 13.5% 10/15/17	12,670	13,905
Tranche B, term loan 3.2857% 10/10/13 (j)	6,251	5,876
Tranche DD, term loan 3.2844% 10/10/13 (j)	16,292	15,274
		35,855
TOTAL FINANCIALS		42,720
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc. Tranche A, term loan 3.02% 10/20/15 (j)	2,565	2,571
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (j)	2,530	2,530
		5,101
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.5106% 4/10/14 (j)	2,033	1,946
TOTAL HEALTH CARE		7,047
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 14.25% 2/21/14 (c)(j)	101	73
TransDigm Group, Inc. Tranche B, term loan 5% 12/6/16 (j)	1,315	1,325
		1,398
Airlines - 0.5%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (j)	464	469
Tranche 2LN, term loan 3.5391% 4/30/14 (j)	10,160	9,880
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines Corp. Tranche A, term loan 2.06% 12/31/18 (j)	$ 9,916	$ 8,726
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (j)	12,346	11,914
US Airways Group, Inc. term loan 2.7884% 3/23/14 (j)	10,500	9,423
		40,412
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3125% 2/7/15 (j)	650	585
Industrial Conglomerates - 0.2%
Sequa Corp. term loan 3.5413% 12/3/14 (j)	12,183	11,787
Tomkins PLC Tranche B, term loan 6.25% 9/21/16 (j)	9,787	9,922
		21,709
Machinery - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.0344% 5/4/15 pay-in-kind (j)	4,050	4,040
Road & Rail - 0.0%
Swift Transportation Co., Inc. Tranche B, term loan 6.75% 12/21/16 (j)	2,775	2,789
Transportation Infrastructure - 0.0%
Trico Shipping AS term loan:
13.5% 9/21/11	372	372
13.5% 9/21/11	173	173
		545
TOTAL INDUSTRIALS		71,478
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5106% 10/1/14 (j)	979	968
Tranche B A2, term loan 2.5106% 10/1/14 (j)	2,102	2,078
Tranche B A3, term loan 2.5075% 10/1/14 (j)	2,452	2,425
Tranche B-A, term loan 2.5077% 10/1/14 (j)	3,405	3,367
Tranche B-B, term loan 2.5075% 10/1/12 (j)	3,273	3,248
		12,086
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. term loan 4.5075% 12/1/16 (j)	$ 21,956	$ 21,297
Spansion, Inc. term loan 6.5% 2/9/15 (j)	6,507	6,572
		27,869
Software - 0.2%
Kronos, Inc.:
Tranche 1LN, term loan 2.0528% 6/11/14 (j)	11,708	11,430
Tranche 2LN, term loan 6.0528% 6/11/15 (j)	1,790	1,750
Open Solutions, Inc. term loan 2.415% 1/23/14 (j)	231	195
		13,375
TOTAL INFORMATION TECHNOLOGY		53,330
MATERIALS - 0.2%
Chemicals - 0.1%
Arizona Chemical term loan 6.75% 11/18/16 (j)	575	580
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (j)	14,929	14,537
		15,117
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.2843% 4/3/15 (j)	8,795	8,300
Paper & Forest Products - 0.0%
White Birch Paper Co.:
term loan 12% 3/1/11 (j)	308	304
Tranche 1LN, term loan 7% 5/8/14 (c)(j)	1,487	22
Tranche DD, term loan 6.7163% 3/1/11 (j)(o)	107	106
		432
TOTAL MATERIALS		23,849
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (j)	954	946
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings Ltd. term loan 3.29% 2/1/14 (j)	$ 20,890	$ 19,846
Intelsat Jackson Holdings SA Tranche B, term loan 5.25% 4/2/18 (j)	17,615	17,571
		38,363
UTILITIES - 0.8%
Electric Utilities - 0.8%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7638% 10/10/14 (j)	24,989	19,335
Tranche B2, term loan 3.7638% 10/10/14 (j)	30,637	23,705
Tranche B3, term loan 3.7638% 10/10/14 (j)	35,229	27,170
		70,210
Independent Power Producers & Energy Traders - 0.0%
GenOn Energy, Inc. Tranche B, term loan 6% 9/20/17 (j)	1,970	1,982
TOTAL UTILITIES		72,192
TOTAL FLOATING RATE LOANS (Cost $404,934)		443,991
Sovereign Loan Participations - 0.1%

Indonesian Republic:
loan participation - Citibank 1.25% 12/14/19 (j)	6,619	6,056
1.25% 12/14/19 (j)	490	448
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $5,435)		6,504
Fixed-Income Funds - 3.0%
	Shares
Fidelity Floating Rate Central Fund (k) (Cost $209,225)	2,791,590	278,657
Preferred Securities - 0.2%
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Net Servicos de Comunicacao SA 9.25% (f) (Cost $14,403)	$ 14,830	$ 15,068
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	0 *
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.19% (b) (Cost $382,288)	382,288,446	382,288
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 12/31/10 due 1/3/11 (Collateralized by U.S. Treasury Obligations) # (Cost $5,103)	$ 5,103	5,103
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $8,761,083)		9,186,480
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(49,694)
NET ASSETS - 100%		$ 9,136,786
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.682% with JPMorgan Chase, Inc.	August 2012	$ 32,000	$ (95)
Currency Abbreviations
ARS	-	Argentine peso
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,589,842,000 or 17.4% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $180,031,000 or 2.0% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(l) Quantity represents share amount.
(m) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,556,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 38,440
Intermet Corp.	1/7/05 - 1/13/05	$ 2,153
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 1,520
RDA Holding Co. warrants 2/19/14	2/27/07	$ 3,000

(o) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $56,000 and $56,000, respectively.

* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,103,000 due 1/03/11 at 0.19%
BNP Paribas Securities Corp.	$ 2,313
Barclays Capital, Inc.	1,920
Merrill Lynch, Pierce, Fenner & Smith, Inc.	870
$ 5,103
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 756
Fidelity Floating Rate Central Fund	11,734
Total	$ 12,490
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 366,878	$ 28,209	$ 137,018	$ 278,657	9.7%
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 33,367	$ 17,466	$ 15,490	$ 411
Financials	21,461	-	20,548	913
Industrials	20,685	20,678	-	7
Information Technology	3,261	3,206	-	55
Materials	51,378	47,311	2,030	2,037
Utilities	158	158	-	-
Corporate Bonds	3,459,065	-	3,451,731	7,334
U.S. Government and Government Agency Obligations	1,957,921	-	1,957,921	-
U.S. Government Agency - Mortgage Securities	221,938	-	221,938	-
Asset-Backed Securities	4,727	-	4,311	416
Collateralized Mortgage Obligations	199,285	-	199,285	-
Commercial Mortgage Securities	6,467	-	6,467	-
Foreign Government and Government Agency Obligations	2,070,582	-	2,068,307	2,275
Supranational Obligations	4,574	-	4,574	-
Floating Rate Loans	443,991	-	443,991	-
Sovereign Loan Participations	6,504	-	6,504	-
Fixed-Income Funds	278,657	278,657	-	-
Preferred Securities	15,068	-	15,068	-
Other	-	-	-	-
Money Market Funds	382,288	382,288	-	-
Cash Equivalents	5,103	-	5,103	-
Total Investments in Securities:	$ 9,186,480	$ 749,764	$ 8,423,268	$ 13,448
Derivative Instruments:
Liabilities
Swap Agreements	$ (95)	$ -	$ (95)	$ -
Other Financial Instruments:
Forward Commitments	$ 86	$ -	$ 86	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 12,556
Total Realized Gain (Loss)	(2,299)
Total Unrealized Gain (Loss)	3,101
Cost of Purchases	3,679
Proceeds of Sales	(11,324)
Amortization/Accretion	(28)
Transfers in to Level 3	18,450
Transfers out of Level 3	(10,687)
Ending Balance	$ 13,448
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2010	$ (99)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ -	$ (95)
Total Value of Derivatives	$ -	$ (95)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	65.9%
Germany	3.7%
Bermuda	2.9%
United Kingdom	2.9%
Canada	2.9%
Japan	2.4%
Italy	1.9%
Argentina	1.9%
Venezuela	1.7%
Netherlands	1.4%
Turkey	1.4%
Luxembourg	1.3%
Russia	1.3%
Others (Individually Less Than 1%)	8.4%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $5,103) - See accompanying schedule: Unaffiliated issuers (cost $8,169,570)	$ 8,525,535
Fidelity Central Funds (cost $591,513)	660,945
Total Investments (cost $8,761,083)		$ 9,186,480
Commitment to sell securities on a delayed delivery basis	(22,388)
Receivable for securities sold on a delayed delivery basis	22,474	86
Cash		1,748
Foreign currency held at value (cost $44)		43
Receivable for investments sold Regular delivery		16,170
Delayed delivery		23,475
Receivable for fund shares sold		12,227
Dividends receivable		2
Interest receivable		108,388
Distributions receivable from Fidelity Central Funds		1,125
Prepaid expenses		22
Other receivables		38
Total assets		9,349,804

Liabilities
Payable for investments purchased Regular delivery	$ 43,552
Delayed delivery	108,709
Payable for fund shares redeemed	29,392
Distributions payable	22,748
Unrealized depreciation on swap agreements	95
Accrued management fee	4,286
Distribution and service plan fees payable	2,758
Other affiliated payables	1,244
Other payables and accrued expenses	234
Total liabilities		213,018

Net Assets		$ 9,136,786
Net Assets consist of:
Paid in capital		$ 8,609,255
Undistributed net investment income		104,248
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,825)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		425,108
Net Assets		$ 9,136,786

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,169,397 ÷ 336,651 shares)	$ 12.38

Maximum offering price per share (100/96.00 of $12.38)	$ 12.90
Class T: Net Asset Value and redemption price per share ($1,570,618 ÷ 126,874 shares)	$ 12.38

Maximum offering price per share (100/96.00 of $12.38)	$ 12.90
Class B: Net Asset Value and offering price per share ($307,044 ÷ 24,726 shares)A	$ 12.42

Class C: Net Asset Value and offering price per share ($1,608,601 ÷ 130,159 shares)A	$ 12.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,481,126 ÷ 118,317 shares)	$ 12.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2010

Investment Income
Dividends		$ 5,064
Interest		501,224
Income from Fidelity Central Funds		12,490
Total income		518,778

Expenses
Management fee	$ 49,023
Transfer agent fees	12,856
Distribution and service plan fees	31,719
Accounting and security lending fees	1,517
Custodian fees and expenses	436
Independent trustees' compensation	31
Registration fees	497
Audit	115
Legal	152
Miscellaneous	96
Total expenses before reductions	96,442
Expense reductions	(4)	96,438
Net investment income		422,340
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	255,624
Fidelity Central Funds	(3,824)
Foreign currency transactions	(1,135)
Swap agreements	(1,038)
Total net realized gain (loss)		249,627
Change in net unrealized appreciation (depreciation) on: Investment securities	103,095
Assets and liabilities in foreign currencies	(42)
Swap agreements	(248)
Delayed delivery commitments	86
Total change in net unrealized appreciation (depreciation)		102,891
Net gain (loss)		352,518
Net increase (decrease) in net assets resulting from operations		$ 774,858

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 422,340	$ 393,364
Net realized gain (loss)	249,627	149,167
Change in net unrealized appreciation (depreciation)	102,891	1,216,485
Net increase (decrease) in net assets resulting from operations	774,858	1,759,016
Distributions to shareholders from net investment income	(395,760)	(327,674)
Distributions to shareholders from net realized gain	(207,173)	(66,147)
Total distributions	(602,933)	(393,821)
Share transactions - net increase (decrease)	821,772	1,449,870
Total increase (decrease) in net assets	993,697	2,815,065

Net Assets
Beginning of period	8,143,089	5,328,024
End of period (including undistributed net investment income of $104,248 and undistributed net investment income of $81,639, respectively)	$ 9,136,786	$ 8,143,089

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.13	$ 9.77	$ 11.62	$ 11.76	$ 11.54
Income from Investment Operations
Net investment income C	.622	.681	.600	.616	.600
Net realized and unrealized gain (loss)	.500	2.345	(1.826)	(.019)	.248
Total from investment operations	1.122	3.026	(1.226)	.597	.848
Distributions from net investment income	(.582)	(.566)	(.554)	(.607)	(.583)
Distributions from net realized gain	(.290)	(.100)	(.070)	(.130)	(.045)
Total distributions	(.872)	(.666)	(.624)	(.737)	(.628)
Net asset value, end of period	$ 12.38	$ 12.13	$ 9.77	$ 11.62	$ 11.76
Total Return A, B	9.48%	31.74%	(10.98)%	5.22%	7.54%
Ratios to Average Net Assets D, F
Expenses before reductions	.99%	1.01%	1.02%	1.01%	.97%
Expenses net of fee waivers, if any	.99%	1.01%	1.02%	1.01%	.97%
Expenses net of all reductions	.99%	1.01%	1.02%	1.01%	.97%
Net investment income	5.00%	6.14%	5.49%	5.27%	5.18%
Supplemental Data
Net assets, end of period (in millions)	$ 4,169	$ 3,725	$ 2,174	$ 1,931	$ 954
Portfolio turnover rate E	207%	202%	255%	149%	81%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.12	$ 9.77	$ 11.62	$ 11.76	$ 11.54
Income from Investment Operations
Net investment income C	.621	.675	.607	.620	.594
Net realized and unrealized gain (loss)	.511	2.341	(1.832)	(.021)	.248
Total from investment operations	1.132	3.016	(1.225)	.599	.842
Distributions from net investment income	(.582)	(.566)	(.555)	(.609)	(.577)
Distributions from net realized gain	(.290)	(.100)	(.070)	(.130)	(.045)
Total distributions	(.872)	(.666)	(.625)	(.739)	(.622)
Net asset value, end of period	$ 12.38	$ 12.12	$ 9.77	$ 11.62	$ 11.76
Total Return A, B	9.57%	31.64%	(10.97)%	5.24%	7.49%
Ratios to Average Net Assets D, F
Expenses before reductions	.99%	1.01%	1.01%	.99%	1.02%
Expenses net of fee waivers, if any	.99%	1.01%	1.01%	.99%	1.02%
Expenses net of all reductions	.99%	1.01%	1.01%	.99%	1.02%
Net investment income	5.00%	6.14%	5.50%	5.29%	5.13%
Supplemental Data
Net assets, end of period (in millions)	$ 1,571	$ 1,579	$ 1,337	$ 1,983	$ 2,049
Portfolio turnover rate E	207%	202%	255%	149%	81%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 9.80	$ 11.65	$ 11.79	$ 11.57
Income from Investment Operations
Net investment income C	.535	.600	.525	.533	.511
Net realized and unrealized gain (loss)	.509	2.348	(1.831)	(.022)	.247
Total from investment operations	1.044	2.948	(1.306)	.511	.758
Distributions from net investment income	(.494)	(.488)	(.474)	(.521)	(.493)
Distributions from net realized gain	(.290)	(.100)	(.070)	(.130)	(.045)
Total distributions	(.784)	(.588)	(.544)	(.651)	(.538)
Net asset value, end of period	$ 12.42	$ 12.16	$ 9.80	$ 11.65	$ 11.79
Total Return A, B	8.77%	30.72%	(11.60)%	4.44%	6.70%
Ratios to Average Net Assets D, F
Expenses before reductions	1.70%	1.72%	1.76%	1.74%	1.76%
Expenses net of fee waivers, if any	1.70%	1.72%	1.75%	1.74%	1.75%
Expenses net of all reductions	1.70%	1.72%	1.75%	1.74%	1.75%
Net investment income	4.30%	5.43%	4.76%	4.54%	4.40%
Supplemental Data
Net assets, end of period (in millions)	$ 307	$ 348	$ 267	$ 335	$ 342
Portfolio turnover rate E	207%	202%	255%	149%	81%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 9.76	$ 11.60	$ 11.74	$ 11.53
Income from Investment Operations
Net investment income C	.528	.597	.517	.526	.503
Net realized and unrealized gain (loss)	.512	2.327	(1.817)	(.020)	.238
Total from investment operations	1.040	2.924	(1.300)	.506	.741
Distributions from net investment income	(.490)	(.484)	(.470)	(.516)	(.486)
Distributions from net realized gain	(.290)	(.100)	(.070)	(.130)	(.045)
Total distributions	(.780)	(.584)	(.540)	(.646)	(.531)
Net asset value, end of period	$ 12.36	$ 12.10	$ 9.76	$ 11.60	$ 11.74
Total Return A, B	8.77%	30.60%	(11.59)%	4.42%	6.57%
Ratios to Average Net Assets D, F
Expenses before reductions	1.74%	1.75%	1.79%	1.78%	1.81%
Expenses net of fee waivers, if any	1.74%	1.75%	1.79%	1.78%	1.81%
Expenses net of all reductions	1.74%	1.75%	1.79%	1.78%	1.81%
Net investment income	4.26%	5.40%	4.72%	4.50%	4.34%
Supplemental Data
Net assets, end of period (in millions)	$ 1,609	$ 1,336	$ 800	$ 866	$ 683
Portfolio turnover rate E	207%	202%	255%	149%	81%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 9.87	$ 11.72	$ 11.86	$ 11.63
Income from Investment Operations
Net investment income B	.657	.710	.635	.652	.627
Net realized and unrealized gain (loss)	.514	2.361	(1.835)	(.027)	.252
Total from investment operations	1.171	3.071	(1.200)	.625	.879
Distributions from net investment income	(.611)	(.591)	(.580)	(.635)	(.604)
Distributions from net realized gain	(.290)	(.100)	(.070)	(.130)	(.045)
Total distributions	(.901)	(.691)	(.650)	(.765)	(.649)
Net asset value, end of period	$ 12.52	$ 12.25	$ 9.87	$ 11.72	$ 11.86
Total Return A	9.80%	31.92%	(10.67)%	5.42%	7.76%
Ratios to Average Net Assets C, E
Expenses before reductions	.76%	.78%	.78%	.77%	.79%
Expenses net of fee waivers, if any	.76%	.78%	.78%	.77%	.79%
Expenses net of all reductions	.76%	.78%	.78%	.76%	.79%
Net investment income	5.23%	6.37%	5.73%	5.52%	5.36%
Supplemental Data
Net assets, end of period (in millions)	$ 1,481	$ 1,156	$ 750	$ 889	$ 655
Portfolio turnover rate D	207%	202%	255%	149%	81%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2010 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, defaulted bonds, market discount, partnership (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 664,469
Gross unrealized depreciation	(195,438)
Net unrealized appreciation (depreciation)	$ 469,031

Tax Cost	$ 8,717,449

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 13,220
Undistributed long-term capital gain	$ 45,501
Net unrealized appreciation (depreciation)	$ 468,810

The tax character of distributions paid was as follows:

	December 31, 2010	December 31, 2009
Ordinary Income	$ 495,344	$ 393,821
Long-term Capital Gains	107,589	-
Total	$ 602,933	$ 393,821

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. At the end of the period, the Fund had unfunded loan commitments of $56.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swap Agreements	$ (1,038)	$ (248)
Totals (a)(b)	$ (1,038)	$ (248)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $(1,038) for swap agreements.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $11,437,165 and $10,818,259, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 9,799	$ -
Class T	-%	.25%	3,922	-
Class B	.65%	.25%	3,039	2,195
Class C	.75%	.25%	14,959	4,122
			$ 31,719	$ 6,137

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (1.00 to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 570
Class T	123
Class B*	717
Class C*	236
$ 1,646

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 5,659.14
Class T	2,245.14
Class B	670.20
Class C	2,083.14
Institutional Class	2,199.16
	$ 12,856

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $33 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $45.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $13,953. The weighted average interest rate was .68%. The interest expense amounted to two hundred sixty-four dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Annual Report

11. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2010	2009
From net investment income
Class A	$ 184,441	$ 145,916
Class T	73,231	74,724
Class B	13,190	13,400
Class C	59,445	45,479
Institutional Class	65,453	48,155
Total	$ 395,760	$ 327,674
From net realized gain
Class A	$ 94,835	$ 30,314
Class T	35,520	12,897
Class B	7,104	2,829
Class C	36,622	10,891
Institutional Class	33,092	9,216
Total	$ 207,173	$ 66,147

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Class A
Shares sold	112,762	138,915	$ 1,400,620	$ 1,553,818
Reinvestment of distributions	18,407	14,252	227,669	161,349
Shares redeemed	(101,668)	(68,424)	(1,258,358)	(752,938)
Net increase (decrease)	29,501	84,743	$ 369,931	$ 962,229
Class T
Shares sold	29,433	30,555	$ 365,455	$ 335,869
Reinvestment of distributions	7,441	7,202	92,005	80,594
Shares redeemed	(40,227)	(44,403)	(499,102)	(485,844)
Net increase (decrease)	(3,353)	(6,646)	$ (41,642)	$ (69,381)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

13. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Class B
Shares sold	5,248	8,165	$ 64,803	$ 90,422
Reinvestment of distributions	1,280	1,115	15,870	12,582
Shares redeemed	(10,447)	(7,847)	(130,170)	(85,639)
Net increase (decrease)	(3,919)	1,433	$ (49,497)	$ 17,365
Class C
Shares sold	39,572	43,623	$ 490,689	$ 485,642
Reinvestment of distributions	5,847	3,723	72,188	42,110
Shares redeemed	(25,653)	(18,979)	(318,984)	(205,293)
Net increase (decrease)	19,766	28,367	$ 243,893	$ 322,459
Institutional Class
Shares sold	51,309	46,051	$ 643,733	$ 519,754
Reinvestment of distributions	5,561	3,632	69,558	41,290
Shares redeemed	(32,913)	(31,328)	(414,204)	(343,846)
Net increase (decrease)	23,957	18,355	$ 299,087	$ 217,198

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

15. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Strategic Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	02/14/2011	02/11/2011	$0.062
Class T	02/14/2011	02/11/2011	$0.062
Class B	02/14/2011	02/11/2011	$0.062
Class C	02/14/2011	02/11/2011	$0.062

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2010, $161,360,205, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.89% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $242,435,115 of distributions paid during the period January 1, 2010 to December 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Strategic Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Strategic Income Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

SI-UANN-0211
1.787727.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Income
Fund - Institutional Class

Annual Report

December 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Institutional Class	9.80%	8.01%	8.71%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Income Fund - Institutional Class on December 31, 2000. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Fixed-income markets achieved solid gains for the year ending December 31, 2010, despite bouts of volatility in the world's still-fragile credit markets due to concern about European debt woes. With ultra-low interest rates bolstering nearly all fixed-income securities for most of the year, asset classes with higher yields and more credit risk generally fared better than high-quality bonds backed by the federal government. Accordingly, The BofA Merrill LynchSM US High Yield Constrained Index gained 15.07%, while the Barclays Capital® U.S. Government Bond Index rose 5.52%. Foreign bonds showed mixed results during the period, with a sizable disparity between the gains of major developed markets and emerging-markets fixed-income securities. Concerns about sovereign debt hampered not only European equities, but also fixed-income securities in that region, and the Citigroup® Non-U.S. Group of 7 Index - which measures the performance of sovereign debt of the major global economies outside the U.S. - returned only 3.97% for the year. Conversely, the rising overall credit quality of emerging-markets debt issuers provided support for this asset class, helping the JPMorgan Emerging Markets Bond Index Global (EMBI Global) advance 12.04%. Returns across the nearly 40 individual country components of the EMBI Global index were predominantly positive for the period.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Managers of Fidelity Advisor® Strategic Income Fund: During the year, the fund's Class A, Class T, Class B and Class C shares rose 9.48%, 9.57%, 8.77% and 8.77%, respectively (excluding sales charges), falling short of the 10.10% return of the Fidelity Strategic Income Composite Index. Asset allocation and security selection each provided a meaningful contribution to overall results. From a subportfolio standpoint, the high-yield debt sleeve produced the largest absolute return, but fell just short of its index, nicking overall results. Adverse security selection in publishing/printing and holding some uninvested cash played a big role in the sleeve's marginal underperformance. Elsewhere, the U.S. government bond sub posted a mid-single-digit return, benefiting mostly from superior security selection among Treasuries. The fund's emerging-markets debt category produced a double-digit gain and was the biggest contributor to relative performance. A significant overweighting in Argentina proved rewarding here, as did larger-than-benchmark positions in Ukraine and Venezuela. The developed-markets debt sleeve delivered the smallest absolute result, but still outpaced its benchmark due to successful yield-curve positioning and credit exposure. Unfortunately, currency fluctuations slightly dampened returns in this category. Lastly, excess return from the floating-rate central fund further aided performance.

Comments from Joanna Bewick and Christopher Sharpe, Lead Co-Managers of Fidelity Advisor® Strategic Income Fund: During the year, the fund's Institutional Class shares rose 9.80%, roughly in line with the 10.10% return of the Fidelity Strategic Income Composite Index. Asset allocation and security selection each provided a meaningful contribution to overall results. From a subportfolio standpoint, the high-yield debt sleeve produced the largest absolute return, but fell just short of its index, nicking overall results. Adverse security selection in publishing/printing and holding some uninvested cash played a big role in the sleeve's marginal underperformance. Elsewhere, the U.S. government bond sub posted a mid-single-digit return, benefiting mostly from superior security selection among Treasuries. The fund's emerging-markets debt category produced a double-digit gain and was the biggest contributor to relative performance. A significant overweighting in Argentina proved rewarding here, as did larger-than-benchmark positions in Ukraine and Venezuela. The developed-markets debt sleeve delivered the smallest absolute result, but still outpaced its benchmark due to successful yield-curve positioning and credit exposure. Unfortunately, currency fluctuations slightly dampened returns in this category. Lastly, excess return from the floating-rate central fund further aided performance.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Class A	.98%
Actual		$ 1,000.00	$ 1,065.60	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99
Class T	.98%
Actual		$ 1,000.00	$ 1,066.40	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99
Class B	1.68%
Actual		$ 1,000.00	$ 1,062.50	$ 8.73
HypotheticalA		$ 1,000.00	$ 1,016.74	$ 8.54
Class C	1.72%
Actual		$ 1,000.00	$ 1,062.60	$ 8.94
HypotheticalA		$ 1,000.00	$ 1,016.53	$ 8.74
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,067.80	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of December 31, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.0	17.8
German Federal Republic	3.6	2.0
Japan Government	2.4	2.4
Canadian Government	2.3	2.2
UK Treasury GILT	2.1	1.9
	27.4
Top Five Market Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	8.9	8.3
Telecommunication Services	8.0	7.7
Financials	7.6	7.2
Energy	6.0	5.5
Industrials	4.7	4.0
Quality Diversification (% of fund's net assets)
As of December 31, 2010	As of June 30, 2010
U.S. Government and U.S. Government Agency Obligations † 26.0%	U.S. Government and U.S. Government Agency Obligations † 27.6%
AAA,AA,A 13.9%	AAA,AA,A 12.6%
BBB 4.0%	BBB 3.8%
BB 15.2%	BB 13.1%
B 25.2%	B 22.4%
CCC,CC,C 7.9%	CCC,CC,C 9.1%
Not Rated 2.6%	Not Rated 4.8%
Equities 1.5%	Equities 1.2%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets 5.4%

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of December 31, 2010 *		As of June 30, 2010 **
	Preferred Securities 0.2%		Preferred Securities 0.6%
	Corporate Bonds 38.1%		Corporate Bonds 34.5%
	U.S. Government and U.S. Government Agency Obligations † 26.0%		U.S. Government and U.S. Government Agency Obligations† 27.6%
	Foreign Government & Government Agency Obligations 22.7%		Foreign Government & Government Agency Obligations 22.0%
	Floating Rate Loans 7.6%		Floating Rate Loans 8.3%
	Stocks 1.5%		Stocks 1.2%
	Other Investments 0.2%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets 3.7%		Short-Term Investments and Net Other Assets 5.4%
* Foreign investments	34.1%	** Foreign investments	33.4%
* Swaps	(0.3%)	** Swaps	(0.1%)

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 37.9%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 1.6%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15 (f)		$ 11,836	$ 22,810
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (f)		4,610	5,019
TOTAL CONSUMER DISCRETIONARY			27,829
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
Cal Dive International, Inc. 3.25% 12/15/25		2,640	2,543
Oil, Gas & Consumable Fuels - 0.7%
Alpha Natural Resources, Inc. 2.375% 4/15/15		16,660	22,146
Chesapeake Energy Corp. 2.5% 5/15/37		16,670	14,871
Massey Energy Co. 3.25% 8/1/15		30,040	29,379
			66,396
TOTAL ENERGY			68,939
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)		14,400	15,191
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		29,220	28,672
TOTAL CONVERTIBLE BONDS			140,631
Nonconvertible Bonds - 36.3%
CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.5%
Affinia Group, Inc.:
9% 11/30/14		2,950	2,994
9% 11/30/14 (f)		2,190	2,234
10.75% 8/15/16 (f)		1,813	2,012
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (f)		1,775	1,870
Lear Corp.:
7.875% 3/15/18		1,380	1,470
8.125% 3/15/20		1,530	1,660
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		$ 2,610	$ 2,969
Stoneridge, Inc. 9.5% 10/15/17 (f)		2,330	2,505
Tenneco, Inc.:
6.875% 12/15/20 (f)		6,205	6,267
7.75% 8/15/18 (f)		1,545	1,634
8.125% 11/15/15		1,185	1,256
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		4,795	5,466
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		5,143	5,483
TRW Automotive, Inc.:
7% 3/15/14 (f)		335	358
7.25% 3/15/17 (f)		240	259
8.875% 12/1/17 (f)		1,550	1,732
			40,169
Automobiles - 0.1%
General Motors Corp.:
6.75% 5/1/28 (c)		10,670	3,628
7.125% 7/15/13 (c)		1,605	542
7.2% 1/15/11 (c)		4,015	1,285
7.4% 9/1/25 (c)		500	168
7.7% 4/15/16 (c)		7,804	2,575
8.25% 7/15/23 (c)		4,845	1,684
8.375% 7/15/33 (c)		7,015	2,508
			12,390
Distributors - 0.1%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (f)		4,470	4,358
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		680	668
Hotels, Restaurants & Leisure - 1.6%
Blue Acquisition Sub, Inc. 9.875% 10/15/18 (f)		6,600	6,963
DineEquity, Inc. 9.5% 10/30/18 (f)		2,410	2,549
Dunkin Finance Corp. 9.625% 12/1/18 (f)		2,390	2,414
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		4,365	4,605
Harrah's Escrow Corp. 12.75% 4/15/18 (f)		7,620	7,811
Harrah's Operating Co., Inc. 11.25% 6/1/17		5,650	6,356
Landry's Restaurants, Inc.:
11.625% 12/1/15		1,385	1,461
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Landry's Restaurants, Inc.: - continued
11.625% 12/1/15 (f)		$ 1,000	$ 1,055
MCE Finance Ltd. 10.25% 5/15/18		7,675	8,769
MGM Mirage, Inc.:
5.875% 2/27/14		3,890	3,579
6.625% 7/15/15		8,014	7,253
6.75% 4/1/13		3,430	3,327
6.875% 4/1/16		4,440	3,974
7.5% 6/1/16		3,955	3,629
7.625% 1/15/17		5,785	5,293
9% 3/15/20 (f)		3,485	3,834
10.375% 5/15/14		1,535	1,723
11.125% 11/15/17		17,530	20,072
MGM Resorts International 10% 11/1/16 (f)		9,210	9,302
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,333	1,441
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		2,745	2,882
NCL Corp. Ltd. 9.5% 11/15/18 (f)		1,450	1,504
Roadhouse Financing, Inc. 10.75% 10/15/17 (f)		5,275	5,684
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,540	1,078
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,512
Station Casinos, Inc.:
6% 4/1/12 (c)		9,620	1
6.5% 2/1/14 (c)		11,643	29
6.625% 3/15/18 (c)		11,970	30
6.875% 3/1/16 (c)		12,803	32
7.75% 8/15/16 (c)		14,415	1
Town Sports International Holdings, Inc. 11% 2/1/14		3,328	3,295
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		3,030	3,219
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (c)		575	271
12.75% 1/15/13 (c)		1,070	1
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		996	543
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		18,025	19,197
			146,689
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.3%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		$ 3,020	$ 3,413
Jarden Corp. 6.125% 11/15/22		3,220	3,075
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16		6,165	6,350
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		6,915	7,261
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (f)		2,845	2,902
9% 4/15/19 (f)		3,260	3,342
Sealy Mattress Co. 10.875% 4/15/16 (f)		1,508	1,704
			28,047
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18 (f)		7,710	8,250
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,505	1,644
			9,894
Media - 2.3%
AMC Entertainment, Inc. 11% 2/1/16		8,060	8,584
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)		2,255	2,317
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		6,485	6,842
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		6,489	7,738
Checkout Holding Corp. 0% 11/15/15 (f)		3,310	2,031
Clear Channel Communications, Inc.:
4.9% 5/15/15		2,600	2,002
5.5% 9/15/14		2,000	1,660
5.5% 12/15/16		1,890	1,229
6.25% 3/15/11		175	175
6.875% 6/15/18		1,275	794
10.75% 8/1/16		21,845	19,442
11% 8/1/16 pay-in-kind (j)		4,736	4,120
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17		1,490	1,620
Series B, 9.25% 12/15/17		13,145	14,394
EchoStar Communications Corp. 7.125% 2/1/16		33,535	34,541
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)		12,615	13,246
Gray Television, Inc. 10.5% 6/29/15		1,985	2,000
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Interpublic Group of Companies, Inc. 10% 7/15/17		$ 2,530	$ 2,941
Liberty Media Corp. 8.5% 7/15/29		6,535	6,372
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	0
MDC Partners, Inc. 11% 11/1/16		845	932
MediMedia USA, Inc. 11.375% 11/15/14 (f)		850	731
Net Servicos de Comunicacao SA 7.5% 1/27/20		2,830	3,219
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (f)		7,365	7,604
11.5% 5/1/16		4,920	5,646
11.625% 2/1/14		2,535	2,909
Rainbow National Services LLC:
8.75% 9/1/12 (f)		3,280	3,280
10.375% 9/1/14 (f)		9,075	9,370
Sinclair Television Group, Inc. 8.375% 10/15/18 (f)		3,550	3,657
Sun Media Corp. Canada 7.625% 2/15/13		635	635
The Reader's Digest Association, Inc. 9.5% 2/15/17 (f)(j)		6,000	5,955
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		11,490	11,835
Univision Communications, Inc. 12% 7/1/14 (f)		16,875	18,478
Videotron Ltd. 6.875% 1/15/14		550	557
			206,856
Multiline Retail - 0.1%
Sears Holdings Corp. 6.625% 10/15/18 (f)		9,800	9,188
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20 (f)		1,455	1,499
Claire's Stores, Inc.:
9.25% 6/1/15		1,235	1,192
10.375% 6/1/15 pay-in-kind (j)		2,170	2,118
Michaels Stores, Inc. 7.75% 11/1/18 (f)		14,235	14,164
Sonic Automotive, Inc. 9% 3/15/18		9,150	9,585
			28,558
Textiles, Apparel & Luxury Goods - 0.2%
American Achievement Corp. 10.875% 4/15/16 (f)		2,985	3,075
Hanesbrands, Inc. 6.375% 12/15/20 (f)		7,350	6,964
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Levi Strauss & Co.:
7.625% 5/15/20		$ 9,350	$ 9,631
8.875% 4/1/16		1,650	1,731
			21,401
TOTAL CONSUMER DISCRETIONARY			508,218
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Anheuser-Busch InBev SA NV 4% 4/26/18	EUR	2,500	3,372
Carlsberg Breweries A/S 3.375% 10/13/17	EUR	2,000	2,573
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		780	803
16% 3/27/12		150	133
16% 3/27/12 (f)		5,372	4,768
			11,649
Food & Staples Retailing - 0.2%
Rite Aid Corp.:
8% 8/15/20		7,350	7,644
9.5% 6/15/17		1,085	914
9.75% 6/12/16		3,670	4,046
10.25% 10/15/19		1,835	1,904
Simmons Foods, Inc. 10.5% 11/1/17 (f)		2,845	3,009
			17,517
Food Products - 0.4%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)		3,750	3,891
Darling International, Inc. 8.5% 12/15/18 (f)		1,130	1,177
Dean Foods Co. 9.75% 12/15/18 (f)		7,250	7,304
Harbinger Group, Inc. 10.625% 11/15/15 (f)		2,645	2,638
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		370	4
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		5,200	5,999
Michael Foods Group, Inc. 9.75% 7/15/18 (f)		1,885	2,045
Pilgrims Pride Corp. 7.875% 12/15/18 (f)		6,345	6,305
Smithfield Foods, Inc. 10% 7/15/14 (f)		5,540	6,371
			35,734
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	475
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - continued
NBTY, Inc. 9% 10/1/18 (f)		$ 5,005	$ 5,305
Revlon Consumer Products Corp. 9.75% 11/15/15		3,875	4,117
			9,897
TOTAL CONSUMER STAPLES			74,797
ENERGY - 5.2%
Energy Equipment & Services - 0.2%
Complete Production Services, Inc. 8% 12/15/16		2,530	2,619
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (f)		2,210	2,243
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		3,970	4,109
Pioneer Drilling Co. 9.875% 3/15/18		3,410	3,581
Pride International, Inc. 6.875% 8/15/20		3,150	3,245
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,615	1,635
			17,432
Oil, Gas & Consumable Fuels - 5.0%
Adaro Indonesia PT 7.625% 10/22/19 (f)		4,515	4,950
Arch Coal, Inc. 7.25% 10/1/20		1,670	1,741
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18		4,090	4,995
Atlas Pipeline Partners LP 8.125% 12/15/15		9,415	9,697
ATP Oil & Gas Corp. 11.875% 5/1/15 (f)		32,370	30,671
Berry Petroleum Co.:
8.25% 11/1/16		2,930	3,047
10.25% 6/1/14		2,220	2,547
Carrizo Oil & Gas, Inc. 8.625% 10/15/18 (f)		2,340	2,410
Chaparral Energy, Inc.:
8.5% 12/1/15		4,498	4,577
9.875% 10/1/20 (f)		1,845	1,946
Chesapeake Energy Corp.:
6.5% 8/15/17		13,550	13,516
6.875% 11/15/20		12,030	12,180
7.25% 12/15/18		1,970	2,024
9.5% 2/15/15		5,630	6,348
Concho Resources, Inc. 7% 1/15/21		2,855	2,926
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		4,560	4,583
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CONSOL Energy, Inc.:
8% 4/1/17 (f)		$ 6,470	$ 6,858
8.25% 4/1/20 (f)		6,645	7,110
Continental Resources, Inc.:
7.125% 4/1/21 (f)		2,540	2,642
8.25% 10/1/19		885	982
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18		4,920	5,166
Denbury Resources, Inc.:
8.25% 2/15/20		3,877	4,226
9.75% 3/1/16		1,660	1,849
Drummond Co., Inc.:
7.375% 2/15/16		7,335	7,555
9% 10/15/14 (f)		8,730	9,276
DTEK Finance BV 9.5% 4/28/15 (f)		3,235	3,340
Energy Transfer Equity LP 7.5% 10/15/20		10,210	10,567
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17 (f)		12,735	13,244
Forest Oil Corp. 8% 12/15/11		480	502
International Coal Group, Inc. 9.125% 4/1/18		3,690	4,004
InterNorth, Inc. 9.625% 3/16/06 (c)		935	0
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		3,335	3,285
7% 5/5/20 (f)		3,100	3,209
8.375% 7/2/13 (f)		3,355	3,674
9.125% 7/2/18 (f)		3,975	4,631
11.75% 1/23/15 (f)		4,880	6,051
LINN Energy LLC:
7.75% 2/1/21 (f)		17,760	18,204
8.625% 4/15/20 (f)		14,060	15,150
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20		1,880	1,880
Naftogaz of Ukraine NJSC 9.5% 9/30/14		2,830	3,088
Nakilat, Inc. 6.267% 12/31/33 (Reg. S)		1,728	1,797
Newfield Exploration Co. 6.875% 2/1/20		12,875	13,454
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (f)		4,575	4,724
Pacific Rubiales Energy Corp. 8.75% 11/10/16		3,000	3,368
Pan American Energy LLC 7.875% 5/7/21 (f)		2,045	2,168
Peabody Energy Corp. 7.875% 11/1/26		5,640	6,246
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust 6.625% 6/15/35		$ 4,245	$ 4,266
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		3,175	3,302
8.375% 12/10/18		1,635	1,989
Petrohawk Energy Corp. 7.875% 6/1/15		22,900	23,845
Petroleos de Venezuela SA:
4.9% 10/28/14		6,550	4,061
5.25% 4/12/17		10,385	5,868
5.375% 4/12/27		41,035	19,389
5.5% 4/12/37		7,220	3,339
Petroleos de Venezuela SA 144:
8% 11/17/13 (f)		2,530	2,078
8.5% 11/2/17 (f)		9,790	6,584
Petroleos Mexicanos:
5.5% 1/21/21		3,200	3,248
6% 3/5/20		2,990	3,177
6.625% (f)		8,755	8,711
8% 5/3/19		2,695	3,234
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		3,886	3,867
Petroleum Development Corp. 12% 2/15/18		4,390	4,917
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	9,093
Plains Exploration & Production Co. 10% 3/1/16		10,150	11,267
Quicksilver Resources, Inc. 11.75% 1/1/16		5,045	5,852
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		6,445	6,493
Rosetta Resources, Inc. 9.5% 4/15/18		3,565	3,850
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,576
Southwestern Energy Co. 7.5% 2/1/18		2,460	2,764
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17		4,265	4,883
Teekay Corp. 8.5% 1/15/20		3,695	4,023
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	582
7.5% 4/1/17		7,600	8,737
7.625% 4/1/37		1,035	1,152
8.375% 6/15/32		1,155	1,359
TNK-BP Finance SA 7.5% 7/18/16		3,490	3,861
Venoco, Inc. 11.5% 10/1/17		5,185	5,535
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
W&T Offshore, Inc. 8.25% 6/15/14 (f)		$ 5,300	$ 5,247
YPF SA 10% 11/2/28		4,285	4,928
			459,485
TOTAL ENERGY			476,917
FINANCIALS - 6.7%
Capital Markets - 0.2%
Bank Nederlandse Gemeenten NV 2.5% 11/15/17	EUR	5,000	6,415
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		5,755	6,079
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	1,130	1,813
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		3,580	3,276
			17,583
Commercial Banks - 2.3%
African Export-Import Bank 8.75% 11/13/14		4,020	4,502
Akbank T. A. S. 5.125% 7/22/15 (f)		4,605	4,645
Ally Financial, Inc.:
7.5% 9/15/20 (f)		19,185	20,144
8% 3/15/20		25,720	27,649
Banco Bilbao Vizcaya Argentaria SA 3.5% 7/26/13	EUR	2,300	3,033
Banco Bradesco SA 5.9% 1/16/21 (f)		2,270	2,273
Banco de Credito del Peru 5.375% 9/16/20 (f)		2,055	2,017
Banco do Nordeste do Brasil SA 3.625% 11/9/15 (f)		1,965	1,916
BanColombia SA 6.125% 7/26/20		2,000	2,040
Barclays Bank PLC 14.9359% 3/18/13 (f)(j)		4,245	4,244
BNP Paribas Public Sector SCF 2.25% 10/22/15	EUR	5,200	6,748
CIT Group, Inc.:
7% 5/1/13		1,854	1,888
7% 5/1/14		2,780	2,801
7% 5/1/15		2,780	2,787
7% 5/1/16		13,914	13,914
7% 5/1/17		29,888	29,850
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (f)		1,940	1,947
Development Bank of Philippines 8.375% (j)		6,440	7,116
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		21,735	22,034
Export-Import Bank of India 0.6825% 6/7/12 (j)	JPY	170,000	2,049
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
HSBK (Europe) BV:
7.25% 5/3/17 (f)		$ 2,050	$ 2,071
9.25% 10/16/13 (f)		8,170	8,885
Intesa Sanpaolo SpA 3.75% 11/23/16	EUR	1,850	2,398
Itau Unibanco Holding SA 5.75% 1/22/21 (f)		2,055	2,050
Kazkommerts International BV 8.5% 4/16/13 (f)		3,380	3,270
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	5,250	6,853
RSHB Capital SA 9% 6/11/14 (f)		1,535	1,729
SNS Bank NV 3.5% 9/28/20	EUR	1,600	2,035
The State Export-Import Bank of Ukraine JSC 8.4% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		3,725	3,576
Trade & Development Bank of Mong LLC 8.5% 10/25/13		1,965	2,004
US Bank NA 4.375% 2/28/17 (j)	EUR	1,600	2,094
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,935	3,210
Wells Fargo & Co. 7.98% (j)		2,035	2,152
			205,924
Consumer Finance - 1.6%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)		1,420	1,250
Ford Motor Credit Co. LLC:
6.625% 8/15/17		9,820	10,286
7.5% 8/1/12		9,230	9,807
12% 5/15/15		12,770	15,899
General Motors Acceptance Corp.:
6.75% 12/1/14		11,870	12,374
8% 11/1/31		7,330	7,841
GMAC LLC:
6% 4/1/11		1,435	1,437
6.75% 12/1/14		4,285	4,478
8% 11/1/31		81,013	86,279
			149,651
Diversified Financial Services - 2.2%
Azovstal Capital BV 9.125% 2/28/11		1,705	1,709
Bank of America Corp.:
4% 3/28/18 (j)	EUR	1,450	1,736
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.: - continued
8% (j)		$ 5,365	$ 5,365
8.125% (j)		7,380	7,417
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		2,060	2,060
BG Energy Capital PLC 5.125% 12/1/25	GBP	2,950	4,578
BP Capital Markets PLC 3.83% 10/6/17	EUR	5,500	7,354
Broadgate PLC 1.5348% 10/5/25 (j)	GBP	535	701
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18		2,920	3,015
8.125% 4/30/20		6,955	7,372
CDW LLC/CDW Finance Corp. 8% 12/15/18 (f)		5,405	5,513
City of Buenos Aires 12.5% 4/6/15 (f)		9,815	10,895
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	231	404
8.151% 12/31/30	GBP	475	900
FireKeepers Development Authority 13.875% 5/1/15 (f)		1,600	1,892
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		1,688	1,684
Greene King Finance PLC Series A1, 1.1294% 6/15/31 (j)	GBP	1,000	1,217
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		4,195	4,321
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		17,475	17,562
7.75% 1/15/16 (f)		4,570	4,593
8% 1/15/18		24,247	24,368
8% 1/15/18 (f)		4,570	4,593
Imperial Tobacco Finance 7.75% 6/24/19	GBP	1,200	2,230
International Lease Finance Corp. 5.625% 9/20/13		6,845	6,879
Landrys Holdings, Inc. 11.5% 6/1/14 (f)		3,230	3,165
LBI Escrow Corp. 8% 11/1/17 (f)		6,515	7,199
Myriad International Holding BV 6.375% 7/28/17 (f)		3,345	3,529
NCO Group, Inc. 11.875% 11/15/14		2,185	1,704
Offshore Group Investment Ltd. 11.5% 8/1/15 (f)		8,495	9,090
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		3,140	3,297
TMK Capital SA 10% 7/29/11		6,300	6,502
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (f)		4,285	4,863
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
UPC Germany GmbH 8.125% 12/1/17 (f)		$ 7,210	$ 7,607
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (f)		2,365	2,347
WaMu Covered Bond Program 3.875% 9/27/11	EUR	1,090	1,476
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(j)		15,245	16,650
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		3,525	3,525
			199,312
Insurance - 0.1%
American International Group, Inc.:
5.45% 5/18/17		4,290	4,344
5.85% 1/16/18		1,505	1,552
CNO Financial Group, Inc. 9% 1/15/18 (f)		2,935	3,008
USI Holdings Corp. 4.1606% 11/15/14 (f)(j)		920	805
			9,709
Real Estate Investment Trusts - 0.1%
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (f)		8,390	8,264
7.5% 2/15/20		4,860	5,103
			13,367
Real Estate Management & Development - 0.2%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20 (f)		5,565	5,509
11.625% 6/15/17		6,420	7,447
Realogy Corp.:
11.5% 4/15/17 (f)		2,315	2,338
12% 4/15/17 (e)(f)		2,748	2,803
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		845	908
Ventas Realty LP 6.5% 6/1/16		980	1,019
			20,024
TOTAL FINANCIALS			615,570
HEALTH CARE - 2.3%
Health Care Providers & Services - 1.7%
Apria Healthcare Group, Inc. 11.25% 11/1/14		7,720	8,396
Capella Healthcare, Inc. 9.25% 7/1/17 (f)		3,465	3,682
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
CRC Health Group, Inc. 10.75% 2/1/16		$ 1,880	$ 1,885
DaVita, Inc.:
6.375% 11/1/18		4,475	4,386
6.625% 11/1/20		3,875	3,807
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	6,224
HCA Holdings, Inc. 7.75% 5/15/21 (f)		30,445	30,445
HCA, Inc.:
5.75% 3/15/14		3,377	3,301
6.25% 2/15/13		1,755	1,790
6.375% 1/15/15		1,125	1,108
6.5% 2/15/16		4,220	4,115
6.75% 7/15/13		1,750	1,798
7.25% 9/15/20		23,835	24,610
9.125% 11/15/14		7,020	7,353
9.25% 11/15/16		17,055	18,249
HealthSouth Corp. 8.125% 2/15/20		7,395	7,913
InVentiv Health, Inc. 10% 8/15/18 (f)		905	896
LifePoint Hospitals, Inc. 6.625% 10/1/20 (f)		4,045	4,015
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (f)		4,910	5,033
ResCare, Inc. 10.75% 1/15/19 (f)		2,735	2,800
Rhoen-Klinikum AG 3.875% 3/11/16	EUR	1,400	1,874
Rotech Healthcare, Inc. 10.75% 10/15/15 (f)		4,075	4,218
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (f)		1,200	1,236
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,752
UHS Escrow Corp. 7% 10/1/18 (f)		1,020	1,048
United Surgical Partners International, Inc. 8.875% 5/1/17		895	920
			154,854
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		10,355	10,459
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,794
Pharmaceuticals - 0.5%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		5,775	5,833
Leiner Health Products, Inc. 11% 6/1/12 (c)		1,885	94
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc.:
6% 11/15/18 (f)		$ 10,955	$ 10,723
7.625% 7/15/17 (f)		3,900	4,124
7.875% 7/15/20 (f)		7,040	7,568
Valeant Pharmaceuticals International 6.875% 12/1/18 (f)		15,705	15,548
			43,890
TOTAL HEALTH CARE			210,997
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp.:
10.25% 2/1/15		800	608
12% 11/1/14 pay-in-kind		1,447	1,457
DigitalGlobe, Inc. 10.5% 5/1/14		2,915	3,330
GeoEye, Inc. 9.625% 10/1/15		1,030	1,164
Hexcel Corp. 6.75% 2/1/15		2,350	2,397
			8,956
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (f)		3,295	3,460
Airlines - 0.7%
Air Canada 9.25% 8/1/15 (f)		7,170	7,529
American Airlines, Inc. equipment trust certificate 13% 8/1/16		4,470	5,230
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		5,873	6,930
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		805	805
Continental Airlines, Inc. 7.25% 11/10/19		4,925	5,479
Delta Air Lines, Inc. 9.5% 9/15/14 (f)		1,374	1,496
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		9,056	9,735
8.021% 8/10/22		4,222	4,391
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,365	0
8.875% 6/1/06 (a)		1,355	0
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		$ 2,184	$ 2,293
8.028% 11/1/17		764	756
United Air Lines, Inc.:
9.875% 8/1/13 (f)		2,140	2,306
12% 11/1/13 (f)		3,415	3,765
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		8,094	9,329
			60,044
Building Products - 0.1%
Nortek, Inc. 11% 12/1/13		11,672	12,314
Commercial Services & Supplies - 1.0%
ACCO Brands Corp. 10.625% 3/15/15		595	669
American Reprographics Co. 10.5% 12/15/16 (f)		4,570	4,776
Browning-Ferris Industries, Inc. 9.25% 5/1/21		680	855
Casella Waste Systems, Inc. 11% 7/15/14		1,510	1,657
Cenveo Corp. 10.5% 8/15/16 (f)		2,795	2,746
Covanta Holding Corp. 7.25% 12/1/20		4,940	5,008
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (f)		3,525	3,846
Garda World Security Corp. 9.75% 3/15/17 (f)		2,260	2,424
International Lease Finance Corp.:
6.75% 9/1/16 (f)		4,580	4,798
7.125% 9/1/18 (f)		9,160	9,618
8.25% 12/15/20		8,235	8,400
8.625% 9/15/15 (f)		7,985	8,464
8.75% 3/15/17 (f)		11,970	12,718
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	10,996
7.75% 1/15/15		2,645	2,652
The Geo Group, Inc. 7.75% 10/15/17		2,845	2,987
United Rentals North America, Inc. 8.375% 9/15/20		6,995	7,152
			89,766
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7% 4/21/20 (f)		1,830	1,940
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.0%
General Cable Corp. 7.125% 4/1/17		$ 680	$ 700
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	914
			1,614
Industrial Conglomerates - 0.2%
Sequa Corp.:
11.75% 12/1/15 (f)		11,050	11,879
13.5% 12/1/15 pay-in-kind (f)		4,393	4,833
			16,712
Machinery - 0.3%
Accuride Corp. 9.5% 8/1/18 (f)		650	705
ArvinMeritor, Inc. 10.625% 3/15/18		2,115	2,374
Chart Industries, Inc. 9.125% 10/15/15		1,160	1,189
Cummins, Inc. 7.125% 3/1/28		1,870	2,040
Navistar International Corp. 8.25% 11/1/21		9,025	9,747
Terex Corp. 10.875% 6/1/16		5,025	5,829
			21,884
Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (f)		2,585	2,617
Navios Maritime Holdings, Inc.:
8.875% 11/1/17		10,830	11,561
9.5% 12/15/14		5,215	5,424
SCF Capital Ltd. 5.375% 10/27/17 (f)		1,885	1,845
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	2,060
			23,507
Road & Rail - 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
8.25% 1/15/19 (f)		10,035	10,110
9.625% 3/15/18		2,465	2,638
Georgian Railway Ltd. 9.875% 7/22/15		1,850	1,989
Kansas City Southern de Mexico, SA de CV:
6.625% 12/15/20 (f)		2,020	2,020
7.375% 6/1/14		1,670	1,741
12.5% 4/1/16		7,075	8,667
Swift Services Holdings, Inc. 10% 11/15/18 (f)		7,890	8,206
Western Express, Inc. 12.5% 4/15/15 (f)		3,185	2,819
			38,190
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Aircastle Ltd. 9.75% 8/1/18		$ 9,000	$ 9,878
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (j)		10,578	11,107
			20,985
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		2,140	2,236
Trico Shipping AS 11.875% 11/1/14 (c)(f)		9,180	7,436
			9,672
TOTAL INDUSTRIALS			309,044
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.4%
Brocade Communications Systems, Inc.:
6.625% 1/15/18		1,135	1,180
6.875% 1/15/20		2,095	2,231
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		6,290	6,487
Lucent Technologies, Inc.:
6.45% 3/15/29		20,050	15,840
6.5% 1/15/28		6,570	5,223
ViaSat, Inc. 8.875% 9/15/16		1,335	1,422
			32,383
Computers & Peripherals - 0.1%
Seagate HDD Cayman 7.75% 12/15/18 (f)		9,070	9,115
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18 (f)		2,155	2,236
Reddy Ice Corp.:
11.25% 3/15/15		4,625	4,741
13.25% 11/1/15		3,266	2,792
			9,769
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		8,180	8,548
IT Services - 0.3%
Ceridian Corp. 11.25% 11/15/15		4,145	4,041
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (f)		2,935	3,089
7.875% 7/15/20 (f)		3,910	4,145
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc. 7.375% 11/15/18 (f)		$ 4,435	$ 4,391
Telcordia Technologies, Inc. 11% 5/1/18 (f)		6,855	6,924
Unisys Corp.:
12.5% 1/15/16		3,030	3,363
12.75% 10/15/14 (f)		437	520
14.25% 9/15/15 (f)		350	424
			26,897
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
7.75% 8/1/20 (f)		1,640	1,702
8.125% 12/15/17		3,470	3,665
Amkor Technology, Inc. 7.375% 5/1/18		3,485	3,581
Freescale Semiconductor, Inc. 10.75% 8/1/20 (f)		3,485	3,729
NXP BV/NXP Funding LLC 9.75% 8/1/18 (f)		10,905	12,241
Spansion LLC 11.25% 1/15/16 (c)(f)		4,255	1,159
Viasystems, Inc. 12% 1/15/15 (f)		4,000	4,470
			30,547
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		870	600
TOTAL INFORMATION TECHNOLOGY			117,859
MATERIALS - 2.7%
Chemicals - 0.7%
Air Liquide SA 2.908% 10/12/18	EUR	850	1,086
Ashland, Inc. 9.125% 6/1/17		2,490	2,851
Braskem Finance Ltd. 7% 5/7/20 (f)		3,300	3,383
Ferro Corp. 7.875% 8/15/18		4,325	4,585
Georgia Gulf Corp. 9% 1/15/17 (f)		10,825	11,637
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9% 11/15/20 (f)		220	232
Ineos Finance PLC 9% 5/15/15 (f)		2,655	2,821
MacDermid, Inc. 9.5% 4/15/17 (f)		500	533
Momentive Performance Materials, Inc. 9% 1/15/21 (f)		835	864
Nalco Co. 6.625% 1/15/19 (f)		6,310	6,484
NOVA Chemicals Corp.:
3.5678% 11/15/13 (j)		1,690	1,660
6.5% 1/15/12		5,775	5,963
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
OMNOVA Solutions, Inc. 7.875% 11/1/18 (f)		$ 1,105	$ 1,113
OXEA Finance & Cy SCA 9.5% 7/15/17 (f)		3,735	4,024
PolyOne Corp. 7.375% 9/15/20		1,845	1,905
Solutia, Inc.:
7.875% 3/15/20		2,180	2,344
8.75% 11/1/17		1,100	1,194
Sterling Chemicals, Inc. 10.25% 4/1/15		1,600	1,648
TPC Group LLC 8.25% 10/1/17 (f)		2,195	2,294
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)		3,430	5,377
			61,998
Construction Materials - 0.0%
Headwaters, Inc. 11.375% 11/1/14		1,025	1,121
Roofing Supply Group LLC/Roofing Supply Finance, Inc. 8.625% 12/1/17 (f)		1,220	1,266
			2,387
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		640	638
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)		1,190	1,220
9.125% 10/15/20 (f)		4,205	4,405
Berry Plastics Corp.:
8.25% 11/15/15		4,610	4,806
9.75% 1/15/21 (f)		11,885	11,766
Berry Plastics Holding Corp. 4.1766% 9/15/14 (j)		640	586
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (f)(j)		3,680	3,680
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	9,722
7.5% 12/15/96		3,685	2,948
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (c)		1,170	0
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (c)		5,845	0
			39,771
Metals & Mining - 1.1%
Aleris International, Inc.:
6% 6/1/20 (f)		33	156
9% 12/15/14 pay-in-kind (c)(j)		2,790	13
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Alrosa Finance SA 7.75% 11/3/20 (f)		$ 2,685	$ 2,819
CSN Islands XI Corp. 6.875% 9/21/19 (f)		3,240	3,499
Edgen Murray Corp. 12.25% 1/15/15		8,545	7,477
Evraz Group SA:
8.25% 11/10/15 (f)		1,970	2,098
8.875% 4/24/13 (f)		6,450	6,950
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)		7,260	7,314
6.875% 2/1/18 (f)		7,260	7,242
7% 11/1/15 (f)		9,155	9,453
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17		17,310	19,214
Gerdau Trade, Inc. 5.75% 1/30/21 (f)		2,080	2,080
McJunkin Red Man Corp. 9.5% 12/15/16 (f)		8,725	8,234
Metinvest BV 10.25% 5/20/15 (f)		3,270	3,466
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		3,435	3,572
RathGibson, Inc. 11.25% 2/15/14 (c)		5,845	41
Severstal Columbus LLC 10.25% 2/15/18 (f)		7,005	7,390
Southern Copper Corp. 6.75% 4/16/40		4,625	4,833
Steel Capital SA 6.7% 10/25/17 (f)		2,100	2,069
Teck Resources Ltd. 10.25% 5/15/16		3,342	4,136
			102,056
Paper & Forest Products - 0.4%
ABI Escrow Corp. 10.25% 10/15/18 (f)		18,850	20,475
Clearwater Paper Corp. 7.125% 11/1/18 (f)		1,225	1,262
Georgia-Pacific LLC 5.4% 11/1/20 (f)		6,505	6,383
Glatfelter 7.125% 5/1/16		550	567
NewPage Corp.:
6.5369% 5/1/12 (j)		1,770	1,020
11.375% 12/31/14		4,775	4,417
Solo Cup Co. 8.5% 2/15/14		2,140	1,894
Stone Container Corp. 8.375% 7/1/12 (c)		3,005	0
			36,018
TOTAL MATERIALS			242,230
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 4.6%
Alestra SA de RL de CV 11.75% 8/11/14		$ 4,520	$ 5,175
Citizens Communications Co.:
7.125% 3/15/19		2,730	2,805
7.875% 1/15/27		4,895	4,748
9% 8/15/31		3,655	3,756
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		12,857	13,886
Frontier Communications Corp.:
8.25% 4/15/17		7,925	8,777
8.5% 4/15/20		16,285	17,832
8.75% 4/15/22		10,450	11,391
Global Crossing Ltd. 12% 9/15/15		10,305	11,619
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		2,010	2,216
Intelsat Bermuda Ltd.:
11.25% 2/4/17		31,406	34,154
12% 2/4/17 pay-in-kind (j)		29,105	31,313
Intelsat Corp.:
9.25% 8/15/14		5,215	5,371
9.25% 6/15/16		8,820	9,526
Intelsat Ltd. 11.25% 6/15/16		27,785	29,869
Qwest Communications International, Inc.:
Series B 7.5% 2/15/14		1,655	1,676
7.125% 4/1/18 (f)		6,665	6,882
7.5% 2/15/14		7,555	7,649
Sprint Capital Corp.:
6.875% 11/15/28		85,800	75,075
6.9% 5/1/19		15,450	15,257
8.75% 3/15/32		73,236	73,968
Telemar Norte Leste SA 5.5% 10/23/20 (f)		1,970	1,911
U.S. West Communications:
6.875% 9/15/33		2,535	2,491
7.25% 9/15/25		535	567
7.25% 10/15/35		1,455	1,470
7.5% 6/15/23		460	458
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)		4,780	4,816
11.75% 7/15/17 (f)		34,975	39,085
			423,743
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 2.4%
Clearwire Escrow Corp. 12% 12/1/15 (f)		$ 4,260	$ 4,601
Digicel Group Ltd.:
8.25% 9/1/17 (f)		2,390	2,462
8.875% 1/15/15 (f)		23,300	23,622
9.125% 1/15/15 pay-in-kind (f)(j)		14,920	15,126
10.5% 4/15/18 (f)		30,980	34,078
12% 4/1/14 (f)		9,725	11,378
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (f)		4,220	4,537
9.5% 6/15/16		19,260	20,319
11.5% 6/15/16		8,740	9,417
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15		12,125	12,458
Mobile Telesystems Finance SA 8% 1/28/12 (f)		3,306	3,480
MTS International Funding Ltd. 8.625% 6/22/20 (f)		4,255	4,808
NII Capital Corp. 10% 8/15/16		16,435	18,202
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		10,790	10,143
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		12,184	12,184
Sprint Nextel Corp. 6% 12/1/16		19,623	18,961
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		4,675	4,792
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		6,120	6,610
			217,178
TOTAL TELECOMMUNICATION SERVICES			640,921
UTILITIES - 1.3%
Electric Utilities - 0.4%
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,355	2,744
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		1,285	1,391
Intergen NV 9% 6/30/17 (f)		17,825	18,895
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		5,885	6,797
7.75% 1/20/20 (f)		3,370	3,876
8% 8/7/19 (f)		2,455	2,848
National Power Corp. 6.875% 11/2/16 (f)		2,265	2,605
			39,156
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		$ 1,685	$ 1,752
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	7,079
8% 3/1/32		3,550	4,067
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17 (f)		2,435	2,429
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		4,645	4,668
			19,995
Independent Power Producers & Energy Traders - 0.7%
Energy Future Holdings Corp.:
10% 1/15/20 (f)		8,880	9,102
10.875% 11/1/17		15,253	10,677
12% 11/1/17 pay-in-kind (j)		5,789	3,413
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20		29,263	29,995
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		2,500	0
6.4% 7/15/06 (c)		9,815	0
6.625% 11/15/05 (c)		2,200	0
6.725% 11/17/08 (c)(j)		684	0
6.75% 8/1/09 (c)		550	0
6.875% 10/15/07 (c)		1,330	0
6.95% 7/15/28 (c)		1,204	0
7.125% 5/15/07 (c)		235	0
7.375% 5/15/19 (c)		1,400	0
7.875% 6/15/03 (c)		235	0
9.125% 4/1/03 (c)		50	0
9.875% 6/5/03 (c)		4,720	0
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		2,795	3,284
7.39% 12/2/24 (f)		2,880	3,391
Tenaska Alabama Partners LP 7% 6/30/21 (f)		937	997
			60,859
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.0%
Aquila, Inc. 11.875% 7/1/12 (j)		$ 1,615	$ 1,832
Utilicorp United, Inc. 7.95% 2/1/11 (e)		39	39
			1,871
TOTAL UTILITIES			121,881
TOTAL NONCONVERTIBLE BONDS			3,318,434
TOTAL CORPORATE BONDS (Cost $3,236,803)			3,459,065
U.S. Government and Government Agency Obligations - 21.4%

U.S. Government Agency Obligations - 2.2%
Fannie Mae:
0.375% 12/28/12		9,070	9,012
0.75% 12/18/13		14,084	13,927
1% 9/23/13		4,595	4,588
1.125% 7/30/12		2,151	2,170
1.25% 8/20/13		5,560	5,596
Federal Home Loan Bank:
0.875% 8/22/12		4,890	4,914
0.875% 12/27/13		775	768
1.5% 1/16/13		15,290	15,533
1.875% 6/21/13		36,440	37,289
Freddie Mac:
0.375% 11/30/12		1,683	1,673
0.625% 12/28/12		81,380	81,232
4.125% 12/21/12		4,080	4,349
4.5% 1/15/14		2,625	2,886
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		11,210	12,868
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,670
5.685% 5/15/12		1,285	1,376
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - continued
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		$ 328	$ 348
Tennessee Valley Authority 5.25% 9/15/39		5,600	5,920
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			206,119
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Notes 0.5% 4/15/15		66,909	68,471
U.S. Treasury Obligations - 16.3%
U.S. Treasury Bonds:
3.5% 2/15/39		62,582	53,928
3.875% 8/15/40		95,884	88,318
4.25% 11/15/40		5,000	4,919
5.25% 2/15/29		31,710	36,367
6.125% 8/15/29		9,487	12,000
6.25% 8/15/23		36,125	45,405
7.5% 11/15/16		2,850	3,663
7.5% 11/15/24		10,690	14,978
7.625% 2/15/25		11,000	15,599
7.875% 2/15/21		6,800	9,486
8% 11/15/21		11,000	15,558
8.125% 5/15/21		9,286	13,182
9.875% 11/15/15		11,595	15,903
U.S. Treasury Notes:
0.375% 9/30/12		61,808	61,661
0.75% 12/15/13		77,086	76,538
1.25% 8/31/15		15,400	14,978
1.25% 10/31/15		24,400	23,615
1.375% 2/15/13		30,123	30,577
1.375% 11/30/15		25,000	24,295
1.5% 12/31/13		4,313	4,375
1.75% 4/15/13		36,755	37,599
1.875% 4/30/14		28,912	29,569
1.875% 6/30/15		17,707	17,778
1.875% 8/31/17		7,700	7,350
1.875% 9/30/17		5,400	5,142
1.875% 10/31/17		41,900	39,831
2.125% 5/31/15		20,082	20,402
2.375% 8/31/14		13,000	13,467
2.375% 9/30/14		8,471	8,774
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 10/31/14		$ 49,620	$ 51,361
2.375% 7/31/17		20,000	19,738
2.5% 3/31/15		58,749	60,810
2.5% 4/30/15		50,268	51,968
2.625% 7/31/14		66,965	70,036
2.625% 4/30/16		3,137	3,211
2.625% 8/15/20		18,750	17,776
2.625% 11/15/20		41,870	39,495
2.75% 11/30/16		10,000	10,207
2.75% 2/15/19		23,501	23,198
3% 9/30/16		37,355	38,741
3% 2/28/17		66,584	68,665
3.125% 8/31/13		11,100	11,776
3.125% 9/30/13		34,572	36,676
3.125% 10/31/16		41,816	43,619
3.125% 1/31/17		30,990	32,201
3.125% 5/15/19		52,907	53,465
3.375% 6/30/13		8,470	9,019
3.625% 8/15/19		5,731	5,987
3.75% 11/15/18		34,582	36,784
3.875% 5/15/18		2,550	2,744
4% 8/15/18		5,478	5,936
4.25% 11/15/17		28,890	31,849
4.5% 5/15/17		13,745	15,379
TOTAL U.S. TREASURY OBLIGATIONS			1,485,898
Other Government Related - 2.2%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (g)		3,013	3,076
3.125% 6/15/12 (FDIC Guaranteed) (g)		45	47
Citibank NA:
1.75% 12/28/12 (FDIC Guaranteed) (g)		15,000	15,304
1.875% 5/7/12 (FDIC Guaranteed) (g)		18,000	18,307
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)		29,000	29,581
1.875% 11/15/12 (FDIC Guaranteed) (g)		6,937	7,077
2% 3/30/12 (FDIC Guaranteed) (g)		10,000	10,163
2.125% 7/12/12 (FDIC Guaranteed) (g)		2,505	2,562
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (g)		19,526	19,945
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Other Government Related - continued
General Electric Capital Corp.: - continued
2.125% 12/21/12 (FDIC Guaranteed) (g)		$ 15,000	$ 15,412
2.625% 12/28/12 (FDIC Guaranteed) (g)		5,402	5,603
3% 12/9/11 (FDIC Guaranteed) (g)		3,120	3,195
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (g)		21,000	21,372
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (g)		45	47
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (g)		5,230	5,351
3.125% 12/1/11 (FDIC Guaranteed) (g)		520	533
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)		21,887	22,456
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.6106% 12/7/20 (NCUA Guaranteed) (j)		5,810	5,816
Series 2010-R3 Class 1A, 0.8253% 12/8/20 (NCUA Guaranteed) (j)		11,600	11,586
TOTAL OTHER GOVERNMENT RELATED			197,433
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,943,341)			1,957,921
U.S. Government Agency - Mortgage Securities - 2.4%

Fannie Mae - 1.4%
2.073% 11/1/35 (j)		863	892
2.233% 9/1/33 (j)		830	857
2.474% 10/1/35 (j)		119	124
2.48% 11/1/33 (j)		207	216
2.589% 6/1/36 (j)		62	65
2.642% 7/1/35 (j)		495	519
2.652% 3/1/33 (j)		250	262
2.68% 1/1/35 (j)		448	469
2.731% 5/1/35 (j)		1,518	1,599
2.744% 9/1/34 (j)		619	647
2.773% 11/1/36 (j)		72	76
2.805% 7/1/35 (j)		1,046	1,097
2.829% 9/1/36 (j)		246	259
2.857% 9/1/35 (j)		1,465	1,541
2.884% 11/1/36 (j)		396	417
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
2.981% 7/1/35 (j)		$ 408	$ 429
3.128% 10/1/37 (j)		479	504
3.137% 8/1/35 (j)		1,216	1,288
3.161% 4/1/36 (j)		578	610
3.5% 1/1/26 (h)		67,000	67,482
3.5% 1/1/26 (h)		20,400	20,547
3.5% 11/1/40 (i)		13,030	12,451
3.505% 2/1/37 (j)		913	955
3.527% 6/1/47 (j)		234	245
4% 9/1/13 to 12/1/40 (i)		10,300	10,268
5% 2/1/16 to 5/1/22		95	100
5.046% 2/1/34 (j)		649	676
5.5% 5/1/15		8	9
5.569% 2/1/36 (j)		168	175
5.593% 4/1/36 (j)		973	1,022
5.766% 5/1/36 (j)		182	188
5.963% 3/1/37 (j)		131	140
6% 6/1/16 to 10/1/16		180	195
6.5% 12/1/12 to 9/1/32		2,743	3,061
7.5% 1/1/28		78	88
TOTAL FANNIE MAE			129,473
Freddie Mac - 0.2%
1.975% 3/1/37 (j)		955	991
2.041% 3/1/35 (j)		324	333
2.094% 5/1/37 (j)		203	210
2.409% 6/1/33 (j)		511	530
2.54% 6/1/37 (j)		476	501
2.551% 5/1/37 (j)		1,720	1,810
2.579% 5/1/37 (j)		1,080	1,132
2.586% 12/1/33 (j)		1,067	1,114
2.621% 10/1/35 (j)		652	681
2.631% 7/1/35 (j)		574	600
2.865% 9/1/35 (j)		120	126
2.958% 1/1/35 (j)		1,303	1,373
2.985% 4/1/37 (j)		186	196
3.022% 7/1/35 (j)		375	394
3.247% 12/1/36 (j)		2,004	2,100
3.352% 10/1/35 (j)		86	91
3.404% 3/1/37 (j)		183	189
3.47% 10/1/36 (j)		679	704
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
3.508% 5/1/37 (j)		$ 132	$ 138
4.3% 1/1/36 (j)		113	117
4.375% 4/1/35 (j)		1,198	1,258
4.5% 8/1/33		465	480
4.956% 3/1/36 (j)		1,696	1,774
5.121% 2/1/36 (j)		33	35
5.138% 4/1/35 (j)		57	60
5.237% 1/1/37 (j)		545	569
5.527% 1/1/36 (j)		398	412
6.01% 6/1/37 (j)		57	60
6.077% 6/1/37 (j)		112	118
6.141% 7/1/36 (j)		213	223
6.28% 8/1/37 (j)		336	357
6.431% 2/1/37 (j)		116	121
6.5% 2/1/11 to 3/1/22		3,571	3,876
7.22% 4/1/37 (j)		9	9
8.5% 3/1/20		5	5
TOTAL FREDDIE MAC			22,687
Ginnie Mae - 0.8%
4% 9/15/25		1,059	1,108
5.492% 4/20/60 (m)		8,999	9,797
5.5% 1/20/60 (m)		11,066	12,062
5.5% 2/20/60 (m)		19,267	20,899
5.5% 3/20/60 (m)		10,181	11,086
5.691% 10/20/59 (m)		13,366	14,643
7% 9/15/25 to 8/15/31		52	59
7.5% 2/15/22 to 8/15/28		99	112
8% 9/15/26 to 12/15/26		10	12
TOTAL GINNIE MAE			69,778
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $219,943)			221,938
Asset-Backed Securities - 0.0%

Amstel Corp. Loan Offering BV Series 2007-1 Class B, 1.285% 3/25/17 (j)	EUR	1,009	1,234
Auto ABS Compartiment Series 2006-1 Class B, 1.275% 7/25/17 (j)	EUR	500	647
Asset-Backed Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Clock Finance BV Series 2007-1:
Class B2, 1.255% 2/25/15 (j)	EUR	$ 700	$ 875
Class C2, 1.435% 2/25/15 (j)	EUR	400	497
Geldilux Ltd. Series 2007-TS Class C, 1.549% 9/8/14 (j)	EUR	400	416
Leek Finance PLC:
Series 17X Class A2A, 0.8925% 12/21/37 (j)	GBP	174	266
Series 18X Class BC, 1.423% 9/21/38 (j)	EUR	600	719
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	73
TOTAL ASSET-BACKED SECURITIES (Cost $5,195)			4,727
Collateralized Mortgage Obligations - 2.2%

Private Sponsor - 0.0%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 1.318% 2/17/52 (j)	EUR	800	1,032
Granite Mortgages PLC 1.0719% 3/20/44 (j)	GBP	257	375
TOTAL PRIVATE SPONSOR			1,407
U.S. Government Agency - 2.2%
Fannie Mae:
floater:
Series 2006-56 Class PF, 0.6106% 7/25/36 (j)		6,803	6,792
Series 2010-111 Class AF, 0.6606% 10/25/40 (j)		10,895	10,935
sequential payer Series 2007-113 Class DB, 4.5% 12/25/22		5,060	5,389
Series 2006-127 Class FD, 0.5406% 7/25/36 (j)		5,842	5,790
Series 2006-44 Class FK, 0.6906% 6/25/36 (j)		2,140	2,138
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2005-38 Class F, 0.5606% 5/25/35 (j)		11,318	11,252
Series 2005-56 Class F, 0.5506% 7/25/35 (j)		8,995	8,940
Series 2006-79 Class PF, 0.6606% 8/25/36 (j)		4,686	4,677
Series 2010-86 Class FE, 0.7106% 8/25/25 (j)		3,711	3,711
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		105	113
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,597
Series 2003-70 Class BJ, 5% 7/25/33		890	907
Series 2004-80 Class LD, 4% 1/25/19		1,980	2,069
Series 2004-81 Class KD, 4.5% 7/25/18		3,435	3,617
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2005-52 Class PB, 6.5% 12/25/34		$ 1,305	$ 1,404
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		362	394
Series 2004-95 Class AN, 5.5% 1/25/25		1,259	1,351
Series 2005-117, Class JN, 4.5% 1/25/36		808	811
Series 2005-29 Class KA, 4.5% 2/25/35		1,812	1,905
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,698
Series 2003-79 Class FC, 0.7106% 8/25/33 (j)		4,603	4,617
Series 2008-76 Class EF, 0.7606% 9/25/23 (j)		2,587	2,589
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		212	232
Series 2115 Class PE, 6% 1/15/14		56	58
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2630 Class FL, 0.7603% 6/15/18 (j)		104	105
Series 3279 Class FB, 0.5803% 2/15/37 (j)		2,054	2,055
Series 3325 Class NF, 0.5603% 8/15/35 (j)		7,196	7,157
Series 3346 Class FA, 0.4903% 2/15/19 (j)		12,812	12,813
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		393	420
Series 2381 Class OG, 5.5% 11/15/16		273	291
Series 2425 Class JH, 6% 3/15/17		503	540
Series 2628 Class OE, 4.5% 6/15/18		1,630	1,759
Series 2695 Class DG, 4% 10/15/18		3,865	4,088
Series 2831 Class PB, 5% 7/15/19		3,990	4,330
Series 2866 Class XE, 4% 12/15/18		5,780	6,044
Series 2996 Class MK, 5.5% 6/15/35		520	565
Series 3122 Class FE, 0.5603% 3/15/36 (j)		6,169	6,185
Series 3147 Class PF, 0.5603% 4/15/36 (j)		5,183	5,190
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		623	684
Series 2570 Class CU, 4.5% 7/15/17		98	101
Series 2572 Class HK, 4% 2/15/17		93	94
Series 2627:
Class BG, 3.25% 6/15/17		77	78
Class KP, 2.87% 12/15/16		53	54
Series 2668 Class AZ, 4% 9/15/18		3,339	3,512
Series 2860 Class CP, 4% 10/15/17		64	63
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2887 Class EB, 4.5% 11/15/19		$ 5,100	$ 5,379
Series 2987 Class HE, 4.5% 6/15/20		4,420	4,688
Series 3372 Class BD, 4.5% 10/15/22		9,606	10,126
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,324
Series 2863 Class DB, 4% 9/15/14		133	136
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2010-H17 Class FA, 0.5834% 7/20/60 (j)(m)		5,687	5,647
Series 2010-H18 Class AF, 0.5578% 9/1/60 (j)(m)		5,809	5,736
Series 2010-H19 Class FG, 0.5538% 8/20/60 (j)(m)		7,428	7,346
Series 2003-42 Class FH, 0.7106% 5/20/33 (j)		1,309	1,318
Series 2004-59 Class FC, 0.5606% 8/16/34 (j)		2,597	2,599
Series 2004-79 Class FA, 0.5606% 1/20/31 (j)		2,264	2,267
Government National Mortgage Association pass thru certificates floater Series 2010-85 Class AF, 0.6106% 12/20/39 (j)		10,157	10,198
TOTAL U.S. GOVERNMENT AGENCY			197,878
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $196,883)			199,285
Commercial Mortgage Securities - 0.1%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.2873% 10/22/37 (j)	GBP	1,000	991
German Residential Asset Note Distributor PLC Series 1 Class A, 1.24% 7/20/16 (j)	EUR	1,228	1,446
London & Regional Debt Securitisation No. 1 PLC Class A, 0.9498% 10/15/14 (j)	GBP	650	943
REC Plantation Place Ltd. Series 5 Class A, 0.9673% 7/25/16 (Reg. S) (j)	GBP	873	1,245
Silver Maple Investment Co. Ltd. Class 2A, 1.203% 4/30/14 (j)	EUR	700	901
Skyline BV Series 2007-1 Class D, 1.826% 7/22/43 (j)	EUR	1,100	941
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $8,385)			6,467
Foreign Government and Government Agency Obligations - 22.7%
		Principal Amount (000s) (d)	Value (000s)
Arab Republic of Egypt:
5.75% 4/29/20 (f)		$ 3,165	$ 3,292
6.875% 4/30/40 (f)		4,745	5,006
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		8,098	7,471
par 2.5% 12/31/38 (e)		7,920	3,524
0.6586% 8/3/12 (j)		28,525	27,191
7% 3/28/11		35,750	36,177
7% 9/12/13		53,320	52,457
7% 10/3/15		7,295	6,878
13.2549% 1/30/14 (j)	ARS	11,040	2,703
Aruba Government 6.4% 9/6/15 (f)		1,271	1,335
Bahamian Republic 6.95% 11/20/29 (f)		3,095	3,188
Banco Central del Uruguay:
value recovery A rights 1/2/21 (l)		1,000,000	0
value recovery B rights 1/2/21 (l)		750,000	0
Barbados Government 7.25% 12/15/21 (f)		2,606	2,710
Belarus Republic 8.75% 8/3/15		4,595	4,705
Bermuda Government 5.603% 7/20/20 (f)		1,935	2,003
Brazilian Federative Republic:
5.625% 1/7/41		7,570	7,494
6% 9/15/13		850	890
7.125% 1/20/37		3,050	3,637
8.75% 2/4/25		2,310	3,188
10.125% 5/15/27		2,125	3,230
12.25% 3/6/30		2,470	4,421
Buenos Aires Province 11.75% 10/5/15 (f)		1,965	2,038
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		2,835	3,324
Canadian Government:
1% 9/1/11	CAD	26,850	26,881
1.5% 12/1/12	CAD	26,700	26,687
2.5% 6/1/15	CAD	71,700	72,489
3.5% 6/1/20	CAD	45,250	46,779
5% 6/1/37	CAD	26,700	33,218
Cayman Island Government 5.95% 11/24/19 (f)		1,855	1,883
Central Bank of Nigeria warrants 11/15/20 (a)(l)		2,750	495
Colombian Republic:
6.125% 1/18/41		3,515	3,585
7.375% 3/18/19		1,200	1,440
7.375% 9/18/37		6,100	7,229
10.375% 1/28/33		2,890	4,335
11.75% 2/25/20		2,910	4,365
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Congo Republic 3% 6/30/29 (e)		$ 6,550	$ 3,930
Croatia Republic:
6.625% 7/14/20 (f)		3,085	3,193
6.75% 11/5/19 (f)		2,785	2,897
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		3,720	4,083
8.25% 10/24/12 (f)		3,410	3,640
Dominican Republic:
1.2713% 8/30/24 (j)		5,383	4,791
7.5% 5/6/21 (f)		3,030	3,219
9.04% 1/23/18 (f)		2,672	3,033
Ecuador Republic 5% 2/28/25		1,580	1,153
El Salvador Republic:
7.375% 12/1/19 (f)		1,865	2,033
7.65% 6/15/35 (Reg. S)		2,935	3,082
7.75% 1/24/23 (Reg. S)		2,400	2,640
8.25% 4/10/32 (Reg. S)		1,435	1,607
Finnish Government 3.375% 4/15/20	EUR	5,600	7,603
French Republic:
OAT 4.5% 4/25/41	EUR	8,225	11,986
2.5% 10/25/20	EUR	39,700	49,330
4% 4/25/55	EUR	5,750	7,838
Gabonese Republic 8.2% 12/12/17 (f)		3,225	3,765
Georgia Republic 7.5% 4/15/13		8,690	8,886
German Federal Republic:
0.75% 9/14/12	EUR	97,600	130,353
1.75% 10/9/15	EUR	63,400	84,363
3% 7/4/20	EUR	68,585	92,221
4.75% 7/4/40	EUR	16,625	27,571
Ghana Republic:
8.5% 10/4/17 (f)		3,930	4,362
14.25% 7/29/13	GHS	3,400	2,248
14.99% 3/11/13	GHS	7,220	5,012
Government of the Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (f)		3,275	3,291
Hungarian Republic:
4.75% 2/3/15		1,970	1,936
6.25% 1/29/20		3,390	3,297
Indonesian Republic:
5.875% 3/13/20 (f)		6,015	6,586
6.625% 2/17/37 (f)		4,025	4,397
6.875% 1/17/18 (f)		3,830	4,433
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Indonesian Republic: - continued
7.5% 1/15/16 (f)		$ 2,045	$ 2,403
7.75% 1/17/38 (f)		5,685	6,907
8.5% 10/12/35 (Reg. S)		4,790	6,323
11.625% 3/4/19 (f)		5,545	8,220
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		13,360	12,091
Italian Republic:
2% 12/15/12	EUR	13,700	18,160
3% 6/15/15	EUR	48,650	63,133
4% 9/1/20	EUR	50,200	63,808
5% 9/1/40	EUR	23,450	29,450
Ivory Coast 2.5% 12/31/32 (e)		5,905	2,451
Japan Government:
0.4% 5/15/11	JPY	10,096,200	124,435
1.1% 6/20/20	JPY	3,622,500	44,749
1.9% 9/20/30	JPY	3,130,000	38,581
2% 9/20/40	JPY	495,000	6,045
Lebanese Republic 4% 12/31/17		7,819	7,526
Lithuanian Republic:
5.125% 9/14/17 (f)		1,670	1,645
6.75% 1/15/15 (f)		4,235	4,595
7.375% 2/11/20 (f)		3,180	3,514
Ontario Province 4.4% 6/2/19	CAD	9,900	10,463
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		2,160	2,549
Peruvian Republic:
3% 3/7/27 (e)		1,611	1,385
5.625% 11/18/50		4,255	3,936
7.35% 7/21/25		2,635	3,202
8.75% 11/21/33		3,450	4,709
Philippine Republic:
6.375% 1/15/32		2,020	2,151
6.375% 10/23/34		2,975	3,176
6.5% 1/20/20		2,960	3,426
9.5% 2/2/30		1,010	1,462
9.5% 2/2/30		1,345	1,947
10.625% 3/16/25		2,040	3,152
Polish Government 3.875% 7/16/15		1,945	1,974
Provincia de Cordoba 12.375% 8/17/17 (f)		4,515	4,696
Republic of Iraq 5.8% 1/15/28 (Reg. S)		8,925	8,189
Republic of Serbia 6.75% 11/1/24 (f)		24,565	24,074
Russian Federation:
3.625% 4/29/15 (f)		6,500	6,516
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Russian Federation: - continued
5% 4/29/20 (f)		$ 11,000	$ 11,014
7.5% 3/31/30 (Reg. S)		61,012	70,545
11% 7/24/18 (Reg. S)		1,310	1,834
12.75% 6/24/28 (Reg. S)		8,740	15,197
Turkish Republic:
5.625% 3/30/21		4,440	4,640
6.75% 4/3/18		6,910	7,869
6.75% 5/30/40		5,740	6,300
6.875% 3/17/36		12,320	13,753
7% 9/26/16		7,190	8,260
7.25% 3/15/15		4,505	5,158
7.25% 3/5/38		8,050	9,378
7.375% 2/5/25		13,955	16,537
7.5% 7/14/17		7,085	8,370
7.5% 11/7/19		5,465	6,517
11.875% 1/15/30		4,915	8,442
UK Treasury GILT:
3.25% 12/7/11	GBP	36,700	58,633
4.25% 12/7/40	GBP	11,975	18,769
4.25% 12/7/55	GBP	15,600	25,090
4.5% 9/7/34	GBP	23,400	38,115
4.75% 9/7/15	GBP	16,200	28,126
4.75% 3/7/20	GBP	5,900	10,175
5% 3/7/25	GBP	12,050	21,101
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		31,505	31,647
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		3,275	3,443
Ukraine Government:
6.385% 6/26/12 (f)		3,345	3,399
6.75% 11/14/17 (f)		5,725	5,718
6.875% 9/23/15 (f)		3,325	3,375
7.75% 9/23/20 (f)		2,755	2,796
United Mexican States:
4.25% 7/14/17	EUR	750	1,000
5.125% 1/15/20		1,970	2,054
5.625% 1/15/17		2,978	3,276
5.75% 10/12/10		5,246	4,643
6.05% 1/11/40		12,854	13,143
6.75% 9/27/34		6,070	6,844
7.5% 4/8/33		2,770	3,400
8.3% 8/15/31		2,600	3,445
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Uruguay Republic:
6.875% 9/28/25		$ 1,675	$ 1,926
7.875% 1/15/33 pay-in-kind		3,815	4,616
8% 11/18/22		7,512	9,296
Venezuelan Republic:
oil recovery rights 4/15/20 (l)		10,801	281
1.2884% 4/20/11 (Reg. S) (j)		31,915	31,436
6% 12/9/20		4,800	2,796
7% 3/31/38		4,180	2,362
8.5% 10/8/14		5,480	4,658
9% 5/7/23 (Reg. S)		20,260	13,838
9.25% 9/15/27		13,485	10,046
9.25% 5/7/28 (Reg. S)		4,125	2,795
9.375% 1/13/34		6,705	4,593
10.75% 9/19/13		6,248	5,998
12.75% 8/23/22		19,765	17,393
13.625% 8/15/18		9,595	9,307
Vietnamese Socialist Republic:
1.2997% 3/12/16 (j)		3,551	3,303
4% 3/12/28 (e)		12,550	10,291
6.75% 1/29/20 (f)		3,650	3,723
6.875% 1/15/16 (f)		3,665	3,848
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,993,158)			2,070,582
Supranational Obligations - 0.0%

Eurasian Development Bank 7.375% 9/29/14 (f) (Cost $4,282)		4,240	4,574
Common Stocks - 1.0%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Intermet Corp. (a)(n)	113,725	0
Remy International, Inc. (a)	40,800	653
Remy International, Inc. rights 1/18/11 (a)	81,600	408
		1,061
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.2%
Haights Cross Communications, Inc. (a)	8,267	$ 61
Haights Cross Communications, Inc. warrants 3/11/13 (a)	11,481	32
HMH Holdings, Inc. (a)(n)	2,569,344	13,489
HMH Holdings, Inc. warrants 3/9/17 (a)	636,272	318
RDA Holding Co. (a)	67,800	1,593
RDA Holding Co. warrants 2/19/14 (a)(n)	9,559	0
SuperMedia, Inc. (a)	7,045	61
Virgin Media, Inc. warrants 1/10/11 (a)	6	0
		15,554
TOTAL CONSUMER DISCRETIONARY		16,615
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
New Penhall Holding Co.:
Class A (a)	6,088	685
Class B (a)	2,029	228
		913
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	7
Airlines - 0.1%
Delta Air Lines, Inc. (a)	875,052	11,026
Building Products - 0.1%
Nortek, Inc. (a)	266,722	9,602
Nortek, Inc. warrants 12/7/14 (a)	7,154	50
		9,652
Marine - 0.0%
US Shipping Partners Corp. (a)	12,063	0
US Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
TOTAL INDUSTRIALS		20,685
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(n)	546,000	0
MagnaChip Semiconductor LLC (a)	392,246	55
Spansion, Inc. Class A (a)	154,883	3,206
		3,261
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.6%
Chemicals - 0.5%
Celanese Corp. Class A	8,316	$ 342
Chemtura Corp. (a)	112,703	1,801
Georgia Gulf Corp. (a)	591,147	14,223
LyondellBasell Industries NV Class A (a)	898,149	30,896
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. rights (a)	59,704	0
		47,262
Containers & Packaging - 0.0%
Constar International, Inc. (a)	25,200	49
Metals & Mining - 0.1%
Aleris International, Inc. (n)	38,307	2,030
Rathgibson Acquisition Co. LLC Class A (a)(n)	286,500	2,037
		4,067
TOTAL MATERIALS		51,378
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	158
TOTAL COMMON STOCKS (Cost $104,671)		93,010
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Co. 4.75%	309,600	16,752
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC LLC 7.00% (f)	21,976	20,548
TOTAL PREFERRED STOCKS (Cost $27,034)		37,300
Floating Rate Loans - 4.9%
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.0%
Remy International, Inc. Tranche B, term loan 6.25% 12/12/16 (j)	$ 255	$ 256
Diversified Consumer Services - 0.3%
ServiceMaster Co.:
term loan 2.7746% 7/24/14 (j)	6,267	6,032
Tranche DD, term loan 2.77% 7/24/14 (j)	645	621
Thomson Learning Tranche B, term loan 2.55% 7/5/14 (j)	12,704	11,974
Visant Corp. Tranche B, term loan 7% 12/22/16 (j)	4,648	4,695
		23,322
Hotels, Restaurants & Leisure - 0.1%
Burger King Corp. Tranche B, term loan 6.25% 10/19/16 (j)	4,385	4,451
DineEquity, Inc. term loan 6% 10/19/17 (j)	5,266	5,351
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.26% 2/16/14 (c)(j)	140	110
Las Vegas Sands LLC:
Tranche B, term loan 3.03% 11/23/16 (j)	468	448
Tranche I, term loan 3.03% 11/23/16 (j)	95	91
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5601% 6/14/13 (j)	41	39
term loan 2.625% 6/14/14 (j)	395	376
		10,866
Media - 0.6%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.27% 3/6/14 (j)	6,189	6,127
Getty Images, Inc. Tranche B, term loan 5.25% 11/5/16 (j)	4,773	4,821
Univision Communications, Inc. term loan 4.5106% 3/31/17 (j)	42,990	40,411
		51,359
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. term loan 2.5301% 5/28/13 (j)	6,637	6,538
Michaels Stores, Inc.:
Tranche B1, term loan 2.5625% 10/31/13 (j)	9,019	8,793
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Stores, Inc.: - continued
Tranche B2, term loan 4.8125% 7/31/16 (j)	$ 21,183	$ 21,183
PETCO Animal Supplies, Inc. Tranche B, term loan 6% 11/24/17 (j)	1,390	1,395
		37,909
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.5106% 4/4/14 (j)	1,580	1,525
TOTAL CONSUMER DISCRETIONARY		125,237
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (j)	2,425	2,449
Food Products - 0.0%
Green Mountain Coffee Roasters, Inc. Tranche B, term loan 5.5% 12/17/16 (j)	690	690
Personal Products - 0.0%
NBTY, Inc. Tranche B, term loan 6.25% 10/1/17 (j)	1,500	1,521
Tobacco - 0.1%
Reynolds Consumer Products Holdings, Inc. term loan:
6.25% 8/6/15 (j)	2,755	2,755
6.5% 5/5/16 (j)	1,985	2,005
		4,760
TOTAL CONSUMER STAPLES		9,420
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (j)	372	355
FINANCIALS - 0.5%
Diversified Financial Services - 0.1%
Fifth Third Processing Solutions:
Tranche 1 LN, term loan 5.5% 11/3/16 (j)	945	954
Tranche 2 LN, term loan 8.25% 11/3/17 (j)	225	230
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Goodman Global Group, Inc.:
Tranche 1 LN, term loan 5.75% 10/28/16 (j)	$ 4,090	$ 4,105
Tranche 2 LN, term loan 9% 10/28/17 (j)	205	211
		5,500
Insurance - 0.0%
CNO Financial Group, Inc. Tranche B, term loan 7.5% 9/30/16 (j)	1,355	1,365
Real Estate Management & Development - 0.4%
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (j)	851	800
Tranche 2LN, term loan 13.5% 10/15/17	12,670	13,905
Tranche B, term loan 3.2857% 10/10/13 (j)	6,251	5,876
Tranche DD, term loan 3.2844% 10/10/13 (j)	16,292	15,274
		35,855
TOTAL FINANCIALS		42,720
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc. Tranche A, term loan 3.02% 10/20/15 (j)	2,565	2,571
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (j)	2,530	2,530
		5,101
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.5106% 4/10/14 (j)	2,033	1,946
TOTAL HEALTH CARE		7,047
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 14.25% 2/21/14 (c)(j)	101	73
TransDigm Group, Inc. Tranche B, term loan 5% 12/6/16 (j)	1,315	1,325
		1,398
Airlines - 0.5%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (j)	464	469
Tranche 2LN, term loan 3.5391% 4/30/14 (j)	10,160	9,880
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines Corp. Tranche A, term loan 2.06% 12/31/18 (j)	$ 9,916	$ 8,726
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (j)	12,346	11,914
US Airways Group, Inc. term loan 2.7884% 3/23/14 (j)	10,500	9,423
		40,412
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3125% 2/7/15 (j)	650	585
Industrial Conglomerates - 0.2%
Sequa Corp. term loan 3.5413% 12/3/14 (j)	12,183	11,787
Tomkins PLC Tranche B, term loan 6.25% 9/21/16 (j)	9,787	9,922
		21,709
Machinery - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.0344% 5/4/15 pay-in-kind (j)	4,050	4,040
Road & Rail - 0.0%
Swift Transportation Co., Inc. Tranche B, term loan 6.75% 12/21/16 (j)	2,775	2,789
Transportation Infrastructure - 0.0%
Trico Shipping AS term loan:
13.5% 9/21/11	372	372
13.5% 9/21/11	173	173
		545
TOTAL INDUSTRIALS		71,478
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5106% 10/1/14 (j)	979	968
Tranche B A2, term loan 2.5106% 10/1/14 (j)	2,102	2,078
Tranche B A3, term loan 2.5075% 10/1/14 (j)	2,452	2,425
Tranche B-A, term loan 2.5077% 10/1/14 (j)	3,405	3,367
Tranche B-B, term loan 2.5075% 10/1/12 (j)	3,273	3,248
		12,086
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. term loan 4.5075% 12/1/16 (j)	$ 21,956	$ 21,297
Spansion, Inc. term loan 6.5% 2/9/15 (j)	6,507	6,572
		27,869
Software - 0.2%
Kronos, Inc.:
Tranche 1LN, term loan 2.0528% 6/11/14 (j)	11,708	11,430
Tranche 2LN, term loan 6.0528% 6/11/15 (j)	1,790	1,750
Open Solutions, Inc. term loan 2.415% 1/23/14 (j)	231	195
		13,375
TOTAL INFORMATION TECHNOLOGY		53,330
MATERIALS - 0.2%
Chemicals - 0.1%
Arizona Chemical term loan 6.75% 11/18/16 (j)	575	580
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (j)	14,929	14,537
		15,117
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.2843% 4/3/15 (j)	8,795	8,300
Paper & Forest Products - 0.0%
White Birch Paper Co.:
term loan 12% 3/1/11 (j)	308	304
Tranche 1LN, term loan 7% 5/8/14 (c)(j)	1,487	22
Tranche DD, term loan 6.7163% 3/1/11 (j)(o)	107	106
		432
TOTAL MATERIALS		23,849
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (j)	954	946
Floating Rate Loans - continued
	Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings Ltd. term loan 3.29% 2/1/14 (j)	$ 20,890	$ 19,846
Intelsat Jackson Holdings SA Tranche B, term loan 5.25% 4/2/18 (j)	17,615	17,571
		38,363
UTILITIES - 0.8%
Electric Utilities - 0.8%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7638% 10/10/14 (j)	24,989	19,335
Tranche B2, term loan 3.7638% 10/10/14 (j)	30,637	23,705
Tranche B3, term loan 3.7638% 10/10/14 (j)	35,229	27,170
		70,210
Independent Power Producers & Energy Traders - 0.0%
GenOn Energy, Inc. Tranche B, term loan 6% 9/20/17 (j)	1,970	1,982
TOTAL UTILITIES		72,192
TOTAL FLOATING RATE LOANS (Cost $404,934)		443,991
Sovereign Loan Participations - 0.1%

Indonesian Republic:
loan participation - Citibank 1.25% 12/14/19 (j)	6,619	6,056
1.25% 12/14/19 (j)	490	448
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $5,435)		6,504
Fixed-Income Funds - 3.0%
	Shares
Fidelity Floating Rate Central Fund (k) (Cost $209,225)	2,791,590	278,657
Preferred Securities - 0.2%
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Net Servicos de Comunicacao SA 9.25% (f) (Cost $14,403)	$ 14,830	$ 15,068
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	0 *
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.19% (b) (Cost $382,288)	382,288,446	382,288
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 12/31/10 due 1/3/11 (Collateralized by U.S. Treasury Obligations) # (Cost $5,103)	$ 5,103	5,103
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $8,761,083)		9,186,480
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(49,694)
NET ASSETS - 100%		$ 9,136,786
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.682% with JPMorgan Chase, Inc.	August 2012	$ 32,000	$ (95)
Currency Abbreviations
ARS	-	Argentine peso
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,589,842,000 or 17.4% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $180,031,000 or 2.0% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(l) Quantity represents share amount.
(m) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,556,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 38,440
Intermet Corp.	1/7/05 - 1/13/05	$ 2,153
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 1,520
RDA Holding Co. warrants 2/19/14	2/27/07	$ 3,000

(o) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $56,000 and $56,000, respectively.

* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,103,000 due 1/03/11 at 0.19%
BNP Paribas Securities Corp.	$ 2,313
Barclays Capital, Inc.	1,920
Merrill Lynch, Pierce, Fenner & Smith, Inc.	870
$ 5,103
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 756
Fidelity Floating Rate Central Fund	11,734
Total	$ 12,490
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 366,878	$ 28,209	$ 137,018	$ 278,657	9.7%
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 33,367	$ 17,466	$ 15,490	$ 411
Financials	21,461	-	20,548	913
Industrials	20,685	20,678	-	7
Information Technology	3,261	3,206	-	55
Materials	51,378	47,311	2,030	2,037
Utilities	158	158	-	-
Corporate Bonds	3,459,065	-	3,451,731	7,334
U.S. Government and Government Agency Obligations	1,957,921	-	1,957,921	-
U.S. Government Agency - Mortgage Securities	221,938	-	221,938	-
Asset-Backed Securities	4,727	-	4,311	416
Collateralized Mortgage Obligations	199,285	-	199,285	-
Commercial Mortgage Securities	6,467	-	6,467	-
Foreign Government and Government Agency Obligations	2,070,582	-	2,068,307	2,275
Supranational Obligations	4,574	-	4,574	-
Floating Rate Loans	443,991	-	443,991	-
Sovereign Loan Participations	6,504	-	6,504	-
Fixed-Income Funds	278,657	278,657	-	-
Preferred Securities	15,068	-	15,068	-
Other	-	-	-	-
Money Market Funds	382,288	382,288	-	-
Cash Equivalents	5,103	-	5,103	-
Total Investments in Securities:	$ 9,186,480	$ 749,764	$ 8,423,268	$ 13,448
Derivative Instruments:
Liabilities
Swap Agreements	$ (95)	$ -	$ (95)	$ -
Other Financial Instruments:
Forward Commitments	$ 86	$ -	$ 86	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 12,556
Total Realized Gain (Loss)	(2,299)
Total Unrealized Gain (Loss)	3,101
Cost of Purchases	3,679
Proceeds of Sales	(11,324)
Amortization/Accretion	(28)
Transfers in to Level 3	18,450
Transfers out of Level 3	(10,687)
Ending Balance	$ 13,448
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2010	$ (99)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of December 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ -	$ (95)
Total Value of Derivatives	$ -	$ (95)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	65.9%
Germany	3.7%
Bermuda	2.9%
United Kingdom	2.9%
Canada	2.9%
Japan	2.4%
Italy	1.9%
Argentina	1.9%
Venezuela	1.7%
Netherlands	1.4%
Turkey	1.4%
Luxembourg	1.3%
Russia	1.3%
Others (Individually Less Than 1%)	8.4%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $5,103) - See accompanying schedule: Unaffiliated issuers (cost $8,169,570)	$ 8,525,535
Fidelity Central Funds (cost $591,513)	660,945
Total Investments (cost $8,761,083)		$ 9,186,480
Commitment to sell securities on a delayed delivery basis	(22,388)
Receivable for securities sold on a delayed delivery basis	22,474	86
Cash		1,748
Foreign currency held at value (cost $44)		43
Receivable for investments sold Regular delivery		16,170
Delayed delivery		23,475
Receivable for fund shares sold		12,227
Dividends receivable		2
Interest receivable		108,388
Distributions receivable from Fidelity Central Funds		1,125
Prepaid expenses		22
Other receivables		38
Total assets		9,349,804

Liabilities
Payable for investments purchased Regular delivery	$ 43,552
Delayed delivery	108,709
Payable for fund shares redeemed	29,392
Distributions payable	22,748
Unrealized depreciation on swap agreements	95
Accrued management fee	4,286
Distribution and service plan fees payable	2,758
Other affiliated payables	1,244
Other payables and accrued expenses	234
Total liabilities		213,018

Net Assets		$ 9,136,786
Net Assets consist of:
Paid in capital		$ 8,609,255
Undistributed net investment income		104,248
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,825)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		425,108
Net Assets		$ 9,136,786

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,169,397 ÷ 336,651 shares)	$ 12.38

Maximum offering price per share (100/96.00 of $12.38)	$ 12.90
Class T: Net Asset Value and redemption price per share ($1,570,618 ÷ 126,874 shares)	$ 12.38

Maximum offering price per share (100/96.00 of $12.38)	$ 12.90
Class B: Net Asset Value and offering price per share ($307,044 ÷ 24,726 shares)A	$ 12.42

Class C: Net Asset Value and offering price per share ($1,608,601 ÷ 130,159 shares)A	$ 12.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,481,126 ÷ 118,317 shares)	$ 12.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2010

Investment Income
Dividends		$ 5,064
Interest		501,224
Income from Fidelity Central Funds		12,490
Total income		518,778

Expenses
Management fee	$ 49,023
Transfer agent fees	12,856
Distribution and service plan fees	31,719
Accounting and security lending fees	1,517
Custodian fees and expenses	436
Independent trustees' compensation	31
Registration fees	497
Audit	115
Legal	152
Miscellaneous	96
Total expenses before reductions	96,442
Expense reductions	(4)	96,438
Net investment income		422,340
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	255,624
Fidelity Central Funds	(3,824)
Foreign currency transactions	(1,135)
Swap agreements	(1,038)
Total net realized gain (loss)		249,627
Change in net unrealized appreciation (depreciation) on: Investment securities	103,095
Assets and liabilities in foreign currencies	(42)
Swap agreements	(248)
Delayed delivery commitments	86
Total change in net unrealized appreciation (depreciation)		102,891
Net gain (loss)		352,518
Net increase (decrease) in net assets resulting from operations		$ 774,858

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 422,340	$ 393,364
Net realized gain (loss)	249,627	149,167
Change in net unrealized appreciation (depreciation)	102,891	1,216,485
Net increase (decrease) in net assets resulting from operations	774,858	1,759,016
Distributions to shareholders from net investment income	(395,760)	(327,674)
Distributions to shareholders from net realized gain	(207,173)	(66,147)
Total distributions	(602,933)	(393,821)
Share transactions - net increase (decrease)	821,772	1,449,870
Total increase (decrease) in net assets	993,697	2,815,065

Net Assets
Beginning of period	8,143,089	5,328,024
End of period (including undistributed net investment income of $104,248 and undistributed net investment income of $81,639, respectively)	$ 9,136,786	$ 8,143,089

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.13	$ 9.77	$ 11.62	$ 11.76	$ 11.54
Income from Investment Operations
Net investment income C	.622	.681	.600	.616	.600
Net realized and unrealized gain (loss)	.500	2.345	(1.826)	(.019)	.248
Total from investment operations	1.122	3.026	(1.226)	.597	.848
Distributions from net investment income	(.582)	(.566)	(.554)	(.607)	(.583)
Distributions from net realized gain	(.290)	(.100)	(.070)	(.130)	(.045)
Total distributions	(.872)	(.666)	(.624)	(.737)	(.628)
Net asset value, end of period	$ 12.38	$ 12.13	$ 9.77	$ 11.62	$ 11.76
Total Return A, B	9.48%	31.74%	(10.98)%	5.22%	7.54%
Ratios to Average Net Assets D, F
Expenses before reductions	.99%	1.01%	1.02%	1.01%	.97%
Expenses net of fee waivers, if any	.99%	1.01%	1.02%	1.01%	.97%
Expenses net of all reductions	.99%	1.01%	1.02%	1.01%	.97%
Net investment income	5.00%	6.14%	5.49%	5.27%	5.18%
Supplemental Data
Net assets, end of period (in millions)	$ 4,169	$ 3,725	$ 2,174	$ 1,931	$ 954
Portfolio turnover rate E	207%	202%	255%	149%	81%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.12	$ 9.77	$ 11.62	$ 11.76	$ 11.54
Income from Investment Operations
Net investment income C	.621	.675	.607	.620	.594
Net realized and unrealized gain (loss)	.511	2.341	(1.832)	(.021)	.248
Total from investment operations	1.132	3.016	(1.225)	.599	.842
Distributions from net investment income	(.582)	(.566)	(.555)	(.609)	(.577)
Distributions from net realized gain	(.290)	(.100)	(.070)	(.130)	(.045)
Total distributions	(.872)	(.666)	(.625)	(.739)	(.622)
Net asset value, end of period	$ 12.38	$ 12.12	$ 9.77	$ 11.62	$ 11.76
Total Return A, B	9.57%	31.64%	(10.97)%	5.24%	7.49%
Ratios to Average Net Assets D, F
Expenses before reductions	.99%	1.01%	1.01%	.99%	1.02%
Expenses net of fee waivers, if any	.99%	1.01%	1.01%	.99%	1.02%
Expenses net of all reductions	.99%	1.01%	1.01%	.99%	1.02%
Net investment income	5.00%	6.14%	5.50%	5.29%	5.13%
Supplemental Data
Net assets, end of period (in millions)	$ 1,571	$ 1,579	$ 1,337	$ 1,983	$ 2,049
Portfolio turnover rate E	207%	202%	255%	149%	81%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 9.80	$ 11.65	$ 11.79	$ 11.57
Income from Investment Operations
Net investment income C	.535	.600	.525	.533	.511
Net realized and unrealized gain (loss)	.509	2.348	(1.831)	(.022)	.247
Total from investment operations	1.044	2.948	(1.306)	.511	.758
Distributions from net investment income	(.494)	(.488)	(.474)	(.521)	(.493)
Distributions from net realized gain	(.290)	(.100)	(.070)	(.130)	(.045)
Total distributions	(.784)	(.588)	(.544)	(.651)	(.538)
Net asset value, end of period	$ 12.42	$ 12.16	$ 9.80	$ 11.65	$ 11.79
Total Return A, B	8.77%	30.72%	(11.60)%	4.44%	6.70%
Ratios to Average Net Assets D, F
Expenses before reductions	1.70%	1.72%	1.76%	1.74%	1.76%
Expenses net of fee waivers, if any	1.70%	1.72%	1.75%	1.74%	1.75%
Expenses net of all reductions	1.70%	1.72%	1.75%	1.74%	1.75%
Net investment income	4.30%	5.43%	4.76%	4.54%	4.40%
Supplemental Data
Net assets, end of period (in millions)	$ 307	$ 348	$ 267	$ 335	$ 342
Portfolio turnover rate E	207%	202%	255%	149%	81%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 9.76	$ 11.60	$ 11.74	$ 11.53
Income from Investment Operations
Net investment income C	.528	.597	.517	.526	.503
Net realized and unrealized gain (loss)	.512	2.327	(1.817)	(.020)	.238
Total from investment operations	1.040	2.924	(1.300)	.506	.741
Distributions from net investment income	(.490)	(.484)	(.470)	(.516)	(.486)
Distributions from net realized gain	(.290)	(.100)	(.070)	(.130)	(.045)
Total distributions	(.780)	(.584)	(.540)	(.646)	(.531)
Net asset value, end of period	$ 12.36	$ 12.10	$ 9.76	$ 11.60	$ 11.74
Total Return A, B	8.77%	30.60%	(11.59)%	4.42%	6.57%
Ratios to Average Net Assets D, F
Expenses before reductions	1.74%	1.75%	1.79%	1.78%	1.81%
Expenses net of fee waivers, if any	1.74%	1.75%	1.79%	1.78%	1.81%
Expenses net of all reductions	1.74%	1.75%	1.79%	1.78%	1.81%
Net investment income	4.26%	5.40%	4.72%	4.50%	4.34%
Supplemental Data
Net assets, end of period (in millions)	$ 1,609	$ 1,336	$ 800	$ 866	$ 683
Portfolio turnover rate E	207%	202%	255%	149%	81%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 9.87	$ 11.72	$ 11.86	$ 11.63
Income from Investment Operations
Net investment income B	.657	.710	.635	.652	.627
Net realized and unrealized gain (loss)	.514	2.361	(1.835)	(.027)	.252
Total from investment operations	1.171	3.071	(1.200)	.625	.879
Distributions from net investment income	(.611)	(.591)	(.580)	(.635)	(.604)
Distributions from net realized gain	(.290)	(.100)	(.070)	(.130)	(.045)
Total distributions	(.901)	(.691)	(.650)	(.765)	(.649)
Net asset value, end of period	$ 12.52	$ 12.25	$ 9.87	$ 11.72	$ 11.86
Total Return A	9.80%	31.92%	(10.67)%	5.42%	7.76%
Ratios to Average Net Assets C, E
Expenses before reductions	.76%	.78%	.78%	.77%	.79%
Expenses net of fee waivers, if any	.76%	.78%	.78%	.77%	.79%
Expenses net of all reductions	.76%	.78%	.78%	.76%	.79%
Net investment income	5.23%	6.37%	5.73%	5.52%	5.36%
Supplemental Data
Net assets, end of period (in millions)	$ 1,481	$ 1,156	$ 750	$ 889	$ 655
Portfolio turnover rate D	207%	202%	255%	149%	81%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2010 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, defaulted bonds, market discount, partnership (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 664,469
Gross unrealized depreciation	(195,438)
Net unrealized appreciation (depreciation)	$ 469,031

Tax Cost	$ 8,717,449

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 13,220
Undistributed long-term capital gain	$ 45,501
Net unrealized appreciation (depreciation)	$ 468,810

The tax character of distributions paid was as follows:

	December 31, 2010	December 31, 2009
Ordinary Income	$ 495,344	$ 393,821
Long-term Capital Gains	107,589	-
Total	$ 602,933	$ 393,821

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. At the end of the period, the Fund had unfunded loan commitments of $56.

Annual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swap Agreements	$ (1,038)	$ (248)
Totals (a)(b)	$ (1,038)	$ (248)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $(1,038) for swap agreements.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Annual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $11,437,165 and $10,818,259, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 9,799	$ -
Class T	-%	.25%	3,922	-
Class B	.65%	.25%	3,039	2,195
Class C	.75%	.25%	14,959	4,122
			$ 31,719	$ 6,137

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (1.00 to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 570
Class T	123
Class B*	717
Class C*	236
$ 1,646

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 5,659.14
Class T	2,245.14
Class B	670.20
Class C	2,083.14
Institutional Class	2,199.16
	$ 12,856

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $33 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $45.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $13,953. The weighted average interest rate was .68%. The interest expense amounted to two hundred sixty-four dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2010	2009
From net investment income
Class A	$ 184,441	$ 145,916
Class T	73,231	74,724
Class B	13,190	13,400
Class C	59,445	45,479
Institutional Class	65,453	48,155
Total	$ 395,760	$ 327,674
From net realized gain
Class A	$ 94,835	$ 30,314
Class T	35,520	12,897
Class B	7,104	2,829
Class C	36,622	10,891
Institutional Class	33,092	9,216
Total	$ 207,173	$ 66,147

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Class A
Shares sold	112,762	138,915	$ 1,400,620	$ 1,553,818
Reinvestment of distributions	18,407	14,252	227,669	161,349
Shares redeemed	(101,668)	(68,424)	(1,258,358)	(752,938)
Net increase (decrease)	29,501	84,743	$ 369,931	$ 962,229
Class T
Shares sold	29,433	30,555	$ 365,455	$ 335,869
Reinvestment of distributions	7,441	7,202	92,005	80,594
Shares redeemed	(40,227)	(44,403)	(499,102)	(485,844)
Net increase (decrease)	(3,353)	(6,646)	$ (41,642)	$ (69,381)

Annual Report

13. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Class B
Shares sold	5,248	8,165	$ 64,803	$ 90,422
Reinvestment of distributions	1,280	1,115	15,870	12,582
Shares redeemed	(10,447)	(7,847)	(130,170)	(85,639)
Net increase (decrease)	(3,919)	1,433	$ (49,497)	$ 17,365
Class C
Shares sold	39,572	43,623	$ 490,689	$ 485,642
Reinvestment of distributions	5,847	3,723	72,188	42,110
Shares redeemed	(25,653)	(18,979)	(318,984)	(205,293)
Net increase (decrease)	19,766	28,367	$ 243,893	$ 322,459
Institutional Class
Shares sold	51,309	46,051	$ 643,733	$ 519,754
Reinvestment of distributions	5,561	3,632	69,558	41,290
Shares redeemed	(32,913)	(31,328)	(414,204)	(343,846)
Net increase (decrease)	23,957	18,355	$ 299,087	$ 217,198

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

15. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Strategic Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	02/14/2011	02/11/2011	$0.062

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2010, $161,360,205, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.89% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $242,435,115 of distributions paid during the period January 1, 2010 to December 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Strategic Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Strategic Income Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

SII-UANN-0211
1.787728.107

Item 2. Code of Ethics

As of the end of the period, December 31, 2010, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Strategic Income Fund (the "Fund"):

Services Billed by Deloitte Entities

December 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$86,000	$-	$8,200	$-

December 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$90,000	$-	$5,600	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2010A	December 31, 2009A
Audit-Related Fees	$645,000	$725,000
Tax Fees	$-	$-
All Other Fees	$840,000	$515,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2010 A	December 31, 2009 A
Deloitte Entities	$1,590,000	$1,245,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 28, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2011